Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
AAR Corp.
(a)
........................ 4,522 $ 405,488
AeroVironment, Inc.
(a) (b)
................. 4,024 1,267,117
AerSale Corp.
(a)
...................... 4,272 34,988
AIRO Group Holdings, Inc.
(a)
............. 531 10,195
Archer Aviation, Inc. , Class A
(a)
............ 68,937 660,416
Astronics Corp.
(a)
..................... 3,928 179,156
Byrna Technologies, Inc.
(a) (b)
.............. 2,178 48,265
Cadre Holdings, Inc.
(b)
.................. 3,591 131,107
Ducommun, Inc.
(a)
.................... 1,777 170,823
Eve Holding, Inc.
(a)
.................... 6,076 23,150
Intuitive Machines, Inc. , Class A
(a) (b)
......... 13,837 145,565
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 20,973 1,916,303
Mercury Systems, Inc.
(a) (b)
............... 6,490 502,326
Moog, Inc. , Class A ................... 3,524 731,829
National Presto Industries, Inc. ............ 663 74,355
Park Aerospace Corp. .................. 2,361 48,023
Redwire Corp.
(a) (b)
..................... 6,003 53,967
Satellogic, Inc. , Class A
(a) (b)
.............. 8,653 28,382
V2X, Inc.
(a)
......................... 2,441 141,798
Voyager Technologies, Inc. , Class A
(a)
....... 1,595 47,499
VSE Corp.
(b)
........................ 2,570 427,237
7,047,989
Air Freight & Logistics — 0.1%
Forward Air Corp.
(a)
................... 2,628 67,382
Hub Group, Inc. , Class A ................ 7,633 262,881
Radiant Logistics, Inc.
(a)
................ 4,387 25,883
356,146
Automobile Components — 1.3%
Adient plc
(a)
......................... 10,372 249,758
American Axle & Manufacturing Holdings, Inc.
(a)
14,354 86,268
Cooper-Standard Holdings, Inc.
(a)
.......... 2,110 77,922
Dana, Inc. .......................... 16,651 333,686
Dorman Products, Inc.
(a) (b)
............... 3,478 542,151
Fox Factory Holding Corp.
(a)
.............. 5,326 129,369
Garrett Motion, Inc. ................... 16,830 229,225
Gentherm, Inc.
(a)
..................... 3,894 132,630
Goodyear Tire & Rubber Co. (The)
(a)
........ 33,092 247,528
Holley, Inc.
(a)
........................ 5,818 18,268
LCI Industries
(b)
...................... 3,053 284,387
Luminar Technologies, Inc. , Class A
(a)
....... 6,367 12,161
Modine Manufacturing Co.
(a)
............. 6,585 936,124
Motorcar Parts of America, Inc.
(a)
.......... 1,589 26,282
Patrick Industries, Inc.
(b)
................ 4,122 426,338
Phinia, Inc. ......................... 4,805 276,191
Solid Power, Inc. , Class A
(a) (b)
............. 19,650 68,185
Standard Motor Products, Inc. ............ 2,520 102,866
Strattec Security Corp.
(a)
................ 484 32,941
Visteon Corp. ....................... 3,479 416,993
XPEL, Inc.
(a) (c)
....................... 3,166 104,700
4,733,973
Automobiles — 0.0%
Faraday Future Intelligent Electric, Inc.
(a)
..... 10,944 14,227
Livewire Group, Inc.
(a) (b)
................. 4,588 21,793
Winnebago Industries, Inc. .............. 3,458 115,636
151,656
Banks — 9.9%
1st Source Corp. ..................... 2,310 142,204
ACNB Corp. ........................ 1,185 52,187
Amalgamated Financial Corp. ............ 3,106 84,328
Amerant Bancorp, Inc. , Class A ........... 4,430 85,366
Ameris Bancorp
(b)
..................... 8,370 613,605
Security
Shares
Shares Value
Banks (continued)
Ames National Corp.
(b)
................. 1,111 $ 22,464
Arrow Financial Corp. .................. 1,959 55,440
Associated Banc-Corp. ................. 21,469 551,968
Atlantic Union Bankshares Corp. .......... 18,035 636,455
Axos Financial, Inc.
(a)
.................. 6,841 579,091
Banc of California, Inc. ................. 16,390 271,255
BancFirst Corp. ...................... 2,679 338,760
Bancorp, Inc. (The)
(a)
.................. 5,683 425,600
Bank First Corp. ..................... 1,171 142,054
Bank of Hawaii Corp. .................. 4,837 317,501
Bank of Marin Bancorp ................. 2,055 49,895
Bank of NT Butterfield & Son Ltd. (The) ...... 5,337 229,064
Bank7 Corp. ........................ 616 28,502
BankFinancial Corp.
(b)
.................. 1,104 13,281
BankUnited, Inc. ..................... 9,543 364,161
Bankwell Financial Group, Inc. ............ 1,001 44,294
Banner Corp. ....................... 4,313 282,501
Bar Harbor Bankshares ................ 1,956 59,580
BayCom Corp. ...................... 1,492 42,895
BCB Bancorp, Inc. .................... 2,193 19,035
Beacon Financial Corp. ................. 10,470 248,244
Blue Foundry Bancorp
(a)
................ 2,123 19,298
Blue Ridge Bankshares, Inc.
(a)
............ 7,738 32,732
Bridgewater Bancshares, Inc.
(a)
........... 2,907 51,163
Burke & Herbert Financial Services Corp. .... 1,721 106,168
Business First Bancshares, Inc. ........... 3,711 87,617
BV Financial, Inc.
(a)
................... 1,017 16,394
Byline Bancorp, Inc. ................... 3,956 109,700
C&F Financial Corp. ................... 384 25,805
Cadence Bank
(b)
..................... 19,124 717,915
California Bancorp
(a)
................... 3,023 50,424
Camden National Corp. ................ 2,013 77,682
Capital Bancorp, Inc. .................. 1,375 43,862
Capital City Bank Group, Inc. ............. 1,779 74,344
Capitol Federal Financial, Inc. ............ 15,065 95,663
Carter Bankshares, Inc.
(a)
............... 3,079 59,763
Cathay General Bancorp ................ 8,518 408,949
CB Financial Services, Inc. .............. 568 18,863
Central Pacific Financial Corp. ............ 3,251 98,635
CF Bankshares, Inc. ................... 446 10,682
Chain Bridge Bancorp, Inc. , Class A
(a)
....... 383 12,536
Chemung Financial Corp. ............... 440 23,109
ChoiceOne Financial Services, Inc. ......... 1,845 53,431
Citizens & Northern Corp. ............... 1,779 35,242
Citizens Community Bancorp, Inc. ......... 1,098 17,645
Citizens Financial Services, Inc. ........... 646 38,941
City Holding Co. ..................... 1,720 213,056
Civista Bancshares, Inc. ................ 2,481 50,389
CNB Financial Corp. ................... 3,775 91,355
Coastal Financial Corp.
(a)
............... 1,638 177,182
CoastalSouth Bancshares, Inc.
(a)
.......... 547 11,930
Colony Bankcorp, Inc. ................. 1,900 32,319
Columbia Financial, Inc.
(a)
............... 3,235 48,557
Community Financial System, Inc.
(b)
........ 6,699 392,829
Community Trust Bancorp, Inc.
(b)
.......... 2,021 113,075
Community West Bancshares ............ 2,248 46,848
ConnectOne Bancorp, Inc. .............. 6,173 153,152
Customers Bancorp, Inc.
(a)
............... 3,723 243,373
CVB Financial Corp.
(b)
.................. 16,648 314,814
Dime Community Bancshares, Inc. ......... 4,950 147,658
Eagle Bancorp Montana, Inc. ............. 876 15,129
Eagle Bancorp, Inc. ................... 3,499 70,750
Eagle Financial Services, Inc.
(b)
........... 495 18,726
Eastern Bankshares, Inc.
(b)
.............. 24,581 446,145
ECB Bancorp, Inc.
(a) (b)
.................. 743 11,791

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Enterprise Financial Services Corp.
(b)
....... 4,694 $ 272,158
Equity Bancshares, Inc. , Class A .......... 1,884 76,679
Esquire Financial Holdings, Inc. ........... 922 94,095
Farmers & Merchants Bancorp, Inc. ........ 1,698 42,467
Farmers National Banc Corp. ............. 4,586 66,084
FB Bancorp, Inc.
(a) (b)
................... 2,314 27,814
FB Financial Corp.
(b)
................... 5,237 291,910
Fidelity D&D Bancorp, Inc. ............... 564 24,720
Financial Institutions, Inc. ............... 2,357 64,110
Finward Bancorp
(b)
.................... 359 11,520
Finwise Bancorp
(a) (b)
................... 1,092 21,174
First Bancorp
(b)
...................... 5,110 270,268
First Bancorp ....................... 20,082 442,808
First Bancorp, Inc. (The) ................ 1,391 36,528
First Bank .......................... 2,963 48,267
First Busey Corp.
(b)
.................... 10,617 245,784
First Business Financial Services, Inc. ....... 951 48,748
First Capital, Inc. ..................... 389 17,816
First Commonwealth Financial Corp.
(b)
....... 13,316 227,038
First Community Bankshares, Inc. ......... 2,023 70,400
First Community Corp. ................. 886 25,003
First Financial Bancorp ................. 11,856 299,364
First Financial Bankshares, Inc.
(b)
.......... 17,087 574,978
First Financial Corp. ................... 1,546 87,256
First Foundation, Inc.
(a)
................. 7,998 44,549
First Internet Bancorp .................. 1,061 23,798
First Interstate BancSystem, Inc. , Class A .... 11,531 367,493
First Merchants Corp.
(b)
................. 7,325 276,152
First Mid Bancshares, Inc. ............... 2,686 101,746
First National Corp.
(b)
.................. 934 21,183
First Savings Financial Group, Inc. ......... 647 20,335
First United Corp.
(b)
................... 753 27,688
First Western Financial, Inc.
(a)
............ 917 21,114
Firstsun Capital Bancorp
(a)
............... 1,563 60,629
Five Star Bancorp
(b)
................... 2,233 71,903
Flagstar Financial, Inc. ................. 38,215 441,383
Flushing Financial Corp. ................ 4,190 57,864
Franklin Financial Services Corp.
(b)
......... 502 23,092
FS Bancorp, Inc. ..................... 752 30,020
Fulton Financial Corp. .................. 22,736 423,572
FVCBankcorp, Inc. .................... 1,733 22,477
GBank Financial Holdings, Inc.
(a)
.......... 1,137 44,650
German American Bancorp, Inc. ........... 4,643 182,331
Glacier Bancorp, Inc.
(b)
................. 15,050 732,483
Great Southern Bancorp, Inc. ............. 1,039 63,639
Greene County Bancorp, Inc. ............. 786 17,764
Guaranty Bancshares, Inc. .............. 1,095 53,381
Hancock Whitney Corp.
(b)
............... 11,215 702,171
Hanmi Financial Corp.
(b)
................ 3,597 88,810
Hanover Bancorp, Inc.
(b)
................ 535 12,011
HarborOne Bancorp, Inc. ............... 4,474 60,846
Hawthorn Bancshares, Inc.
(b)
............. 709 22,007
HBT Financial, Inc. .................... 1,441 36,313
Heritage Commerce Corp. ............... 7,973 79,172
Heritage Financial Corp.
(b)
............... 4,119 99,639
Hilltop Holdings, Inc. ................... 5,966 199,384
Hingham Institution for Savings (The)
(b)
...... 194 51,173
Home Bancorp, Inc. ................... 875 47,534
Home BancShares, Inc. ................ 24,312 688,030
HomeTrust Bancshares, Inc. ............. 2,070 84,746
Hope Bancorp, Inc. ................... 15,884 171,071
Horizon Bancorp, Inc. .................. 5,512 88,247
Independent Bank Corp. ................ 8,865 512,968
International Bancshares Corp. ........... 7,034 483,587
Investar Holding Corp. ................. 1,277 29,639
Security
Shares
Shares Value
Banks (continued)
John Marshall Bancorp, Inc. ............. 1,610 $ 31,910
Kearny Financial Corp. ................. 7,196 47,278
Lakeland Financial Corp. ................ 3,080 197,736
Landmark Bancorp, Inc. ................ 507 13,532
LCNB Corp. ........................ 1,811 27,147
LINKBANCORP, Inc. .................. 2,602 18,552
Live Oak Bancshares, Inc. ............... 4,442 156,447
MainStreet Bancshares, Inc.
(b)
............ 815 16,976
Mechanics Bancorp
(a)
.................. 2,431 32,357
Mercantile Bank Corp. ................. 2,049 92,205
Meridian Corp. ...................... 1,129 17,827
Metrocity Bankshares, Inc. .............. 2,420 67,010
Metropolitan Bank Holding Corp. .......... 1,167 87,315
Mid Penn Bancorp, Inc. ................. 2,592 74,235
Middlefield Banc Corp. ................. 888 26,649
Midland States Bancorp, Inc. ............. 2,729 46,775
MidWestOne Financial Group, Inc. ......... 1,949 55,137
MVB Financial Corp. .................. 1,668 41,800
National Bank Holdings Corp. , Class A ...... 4,793 185,202
National Bankshares, Inc. ............... 704 20,726
NB Bancorp, Inc. ..................... 4,526 79,884
NBT Bancorp, Inc. .................... 6,341 264,800
Nicolet Bankshares, Inc.
(b)
............... 1,715 230,667
Northeast Bank ...................... 1,012 101,362
Northeast Community Bancorp, Inc. ........ 1,375 28,284
Northfield Bancorp, Inc. ................ 5,107 60,263
Northpointe Bancshares, Inc.
(b)
............ 1,375 23,485
Northrim Bancorp, Inc. ................. 2,844 61,601
Northwest Bancshares, Inc. .............. 18,218 225,721
Norwood Financial Corp. ................ 849 21,582
Oak Valley Bancorp ................... 678 19,099
OceanFirst Financial Corp. .............. 7,154 125,696
OFG Bancorp ....................... 5,691 247,502
Ohio Valley Banc Corp.
(b)
................ 453 16,752
Old National Bancorp
(b)
................. 44,281 971,968
Old Second Bancorp, Inc. ............... 6,193 107,046
OP Bancorp ........................ 1,536 21,381
Orange County Bancorp, Inc. ............. 1,423 35,874
Origin Bancorp, Inc. ................... 3,861 133,282
Orrstown Financial Services, Inc. .......... 2,419 82,198
Park National Corp. ................... 1,908 310,107
Parke Bancorp, Inc. ................... 1,688 36,376
Pathward Financial, Inc. ................ 3,082 228,099
Patriot National Bancorp, Inc.
(a) (b)
.......... 7,917 10,292
PCB Bancorp ....................... 1,351 28,371
Peapack-Gladstone Financial Corp. ........ 1,955 53,958
Peoples Bancorp of North Carolina, Inc. ..... 608 18,641
Peoples Bancorp, Inc. ................. 4,326 129,737
Peoples Financial Services Corp. .......... 1,182 57,457
Pioneer Bancorp, Inc.
(a) (b)
................ 1,483 19,368
Plumas Bancorp ..................... 613 26,445
Ponce Financial Group, Inc.
(a)
............ 2,558 37,603
Preferred Bank
(b)
..................... 961 86,865
Primis Financial Corp. .................. 2,525 26,538
Princeton Bancorp, Inc. ................. 601 19,136
Provident Bancorp, Inc.
(a)
............... 1,943 24,346
Provident Financial Services, Inc. .......... 14,883 286,944
QCR Holdings, Inc. ................... 2,102 158,995
RBB Bancorp ....................... 2,165 40,615
Red River Bancshares, Inc. .............. 655 42,457
Renasant Corp.
(b)
..................... 11,929 440,061
Republic Bancorp, Inc. , Class A ........... 1,050 75,862
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 799 9,077
Richmond Mutual Bancorp, Inc.
(b)
.......... 998 14,182
Riverview Bancorp, Inc. ................ 2,353 12,636

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
S&T Bancorp, Inc. .................... 4,785 $ 179,868
SB Financial Group, Inc. ................ 712 13,734
Seacoast Banking Corp. of Florida ......... 10,607 322,771
ServisFirst Bancshares, Inc. ............. 6,527 525,619
Shore Bancshares, Inc. ................. 4,023 66,017
Sierra Bancorp ...................... 1,556 44,984
Simmons First National Corp. , Class A
(b)
..... 17,628 337,929
SmartFinancial, Inc. ................... 1,999 71,424
Sound Financial Bancorp, Inc. ............ 218 10,041
South Plains Financial, Inc. .............. 1,679 64,893
Southern First Bancshares, Inc.
(a)
.......... 985 43,458
Southern Missouri Bancorp, Inc. ........... 1,201 63,125
Southside Bancshares, Inc. .............. 3,616 102,152
SR Bancorp, Inc. ..................... 839 12,661
Stellar Bancorp, Inc.
(b)
.................. 6,138 186,227
Sterling Bancorp, Inc.
(a) (b) (d)
............... 3,482 —
Stock Yards Bancorp, Inc.
(b)
.............. 3,314 231,947
Texas Capital Bancshares, Inc.
(a)
.......... 5,739 485,118
Third Coast Bancshares, Inc.
(a)
............ 1,756 66,675
Timberland Bancorp, Inc. ............... 953 31,716
Tompkins Financial Corp. ............... 1,785 118,185
Towne Bank ........................ 9,272 320,533
TriCo Bancshares
(b)
................... 3,945 175,197
Triumph Financial, Inc.
(a)
................ 2,876 143,915
TrustCo Bank Corp. ................... 2,175 78,952
Trustmark Corp. ..................... 7,317 289,753
UMB Financial Corp.
(b)
................. 9,173 1,085,625
Union Bankshares, Inc.
(b)
................ 404 10,003
United Bankshares, Inc.
(b)
............... 17,905 666,245
United Community Banks, Inc.
(b)
........... 15,236 477,649
United Security Bancshares .............. 1,513 14,116
Unity Bancorp, Inc. .................... 1,024 50,043
Univest Financial Corp. ................. 3,945 118,429
USCB Financial Holdings, Inc. , Class A ...... 1,251 21,830
Valley National Bancorp
(b)
............... 61,952 656,691
Veritex Holdings, Inc. .................. 6,709 224,953
Virginia National Bankshares Corp. ......... 540 20,957
WaFd, Inc. ......................... 9,832 297,811
Washington Trust Bancorp, Inc. ........... 2,335 67,481
WesBanco, Inc. ...................... 11,830 377,732
West Bancorp, Inc. .................... 2,084 42,347
Westamerica Bancorp ................. 3,216 160,768
Western New England Bancorp, Inc. ........ 2,279 27,371
WSFS Financial Corp. ................. 7,078 381,717
35,557,047
Beverages — 0.1%
MGP Ingredients, Inc. .................. 1,691 40,905
National Beverage Corp.
(a)
............... 2,943 108,656
Vita Coco Co., Inc. (The)
(a)
............... 5,512 234,095
Zevia PBC , Class A
(a)
.................. 3,989 10,850
394,506
Biotechnology — 7.4%
4D Molecular Therapeutics, Inc.
(a) (b)
......... 4,716 40,982
89bio, Inc.
(a)
........................ 15,812 232,436
Abeona Therapeutics, Inc.
(a)
.............. 5,553 29,320
Absci Corp.
(a) (b)
...................... 13,924 42,329
ACADIA Pharmaceuticals, Inc.
(a)
........... 15,756 336,233
Actuate Therapeutics, Inc.
(a) (b)
............. 1,419 9,493
ADC Therapeutics SA
(a)
................ 8,686 34,744
ADMA Biologics, Inc.
(a)
................. 29,311 429,699
Agios Pharmaceuticals, Inc.
(a)
............ 7,104 285,155
Akebia Therapeutics, Inc.
(a)
.............. 31,698 86,536
Akero Therapeutics, Inc.
(a) (b)
.............. 8,845 419,961
Aldeyra Therapeutics, Inc.
(a)
.............. 7,422 38,743
Security
Shares
Shares Value
Biotechnology (continued)
Alector, Inc.
(a)
....................... 9,171 $ 27,146
Alkermes plc
(a)
....................... 20,561 616,830
Allogene Therapeutics, Inc.
(a) (b)
............ 21,031 26,078
Altimmune, Inc.
(a)
..................... 10,308 38,861
Amicus Therapeutics, Inc.
(a)
.............. 35,130 276,824
AnaptysBio, Inc.
(a) (b)
................... 2,582 79,061
Anavex Life Sciences Corp.
(a) (b)
........... 10,612 94,447
Anika Therapeutics, Inc.
(a)
............... 1,826 17,164
Annexon, Inc.
(a)
...................... 12,036 36,710
Apogee Therapeutics, Inc.
(a)
.............. 4,052 160,986
Arbutus Biopharma Corp.
(a)
.............. 18,532 84,135
Arcellx, Inc.
(a)
....................... 4,265 350,156
Arcturus Therapeutics Holdings, Inc.
(a)
....... 3,463 63,823
Arcus Biosciences, Inc.
(a)
................ 8,801 119,694
Arcutis Biotherapeutics, Inc.
(a)
............ 13,335 251,365
Ardelyx, Inc.
(a)
....................... 29,197 160,875
ArriVent Biopharma, Inc.
(a) (b)
.............. 2,958 54,575
Arrowhead Pharmaceuticals, Inc.
(a)
......... 15,008 517,626
ARS Pharmaceuticals, Inc.
(a) (b)
............ 6,948 69,827
Astria Therapeutics, Inc.
(a)
............... 4,407 32,083
aTyr Pharma, Inc.
(a) (b)
.................. 11,024 7,953
Aura Biosciences, Inc.
(a)
................ 5,714 35,313
Aurinia Pharmaceuticals, Inc.
(a)
............ 14,312 158,148
Avidity Biosciences, Inc.
(a)
............... 12,776 556,650
Avita Medical, Inc.
(a) (b)
.................. 1,233 6,301
Beam Therapeutics, Inc.
(a)
............... 12,126 294,298
Benitec Biopharma, Inc.
(a)
............... 1,803 25,296
Bicara Therapeutics, Inc.
(a) (b)
............. 4,336 68,465
BioCryst Pharmaceuticals, Inc.
(a)
........... 26,897 204,148
Biohaven Ltd.
(a)
...................... 11,479 172,300
Bridgebio Pharma, Inc.
(a)
................ 19,559 1,015,894
Bright Minds Biosciences, Inc.
(a)
........... 573 34,758
Candel Therapeutics, Inc.
(a) (b)
............. 5,529 28,198
Capricor Therapeutics, Inc.
(a) (b)
............ 4,546 32,777
Cardiff Oncology, Inc.
(a) (b)
................ 7,332 15,104
CareDx, Inc.
(a)
....................... 6,688 97,244
Cartesian Therapeutics, Inc.
(a) (b)
........... 1,463 14,952
Catalyst Pharmaceuticals, Inc.
(a)
........... 14,691 289,413
Celcuity, Inc.
(a) (b)
...................... 3,756 185,546
Celldex Therapeutics, Inc.
(a)
.............. 8,118 210,013
CG oncology, Inc.
(a)
................... 7,085 285,384
Cidara Therapeutics, Inc.
(a)
.............. 1,932 185,008
Cogent Biosciences, Inc.
(a)
............... 16,223 232,962
Coherus Oncology, Inc.
(a) (b)
.............. 12,395 20,328
Compass Therapeutics, Inc.
(a)
............ 11,868 41,538
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 6,649 49,003
CRISPR Therapeutics AG
(a) (b)
............. 10,477 679,014
Cullinan Therapeutics, Inc.
(a)
............. 6,409 38,005
Cytokinetics, Inc.
(a)
.................... 14,770 811,759
Day One Biopharmaceuticals, Inc.
(a)
........ 9,177 64,698
Denali Therapeutics, Inc.
(a)
.............. 16,810 244,081
Design Therapeutics, Inc.
(a)
.............. 3,934 29,623
DiaMedica Therapeutics, Inc.
(a) (b)
.......... 3,257 22,376
Dianthus Therapeutics, Inc.
(a)
............. 2,045 80,471
Disc Medicine, Inc.
(a)
................... 2,868 189,517
Dynavax Technologies Corp.
(a)
............ 13,519 134,244
Dyne Therapeutics, Inc.
(a)
............... 13,576 171,736
Editas Medicine, Inc.
(a)
................. 10,264 35,616
Eledon Pharmaceuticals, Inc.
(a)
............ 7,361 19,065
Emergent BioSolutions, Inc.
(a)
............ 6,877 60,655
Enanta Pharmaceuticals, Inc.
(a)
........... 2,510 30,045
Entrada Therapeutics, Inc.
(a)
............. 3,241 18,798
Erasca, Inc.
(a)
....................... 21,807 47,539
Fate Therapeutics, Inc.
(a)
................ 13,080 16,481
Fennec Pharmaceuticals, Inc.
(a) (b)
.......... 3,532 33,060

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Foghorn Therapeutics, Inc.
(a) (b)
............ 3,375 $ 16,504
Geron Corp.
(a)
....................... 66,847 91,580
Gossamer Bio, Inc.
(a)
.................. 23,648 62,194
GRAIL, Inc.
(a)
....................... 3,861 228,301
Greenwich Lifesciences, Inc.
(a) (b)
........... 742 7,383
Gyre Therapeutics, Inc.
(a)
............... 899 6,707
Heron Therapeutics, Inc.
(a) (b)
.............. 19,468 24,530
Humacyte, Inc.
(a) (b)
.................... 15,975 27,796
Ideaya Biosciences, Inc.
(a)
............... 9,913 269,733
ImmunityBio, Inc.
(a)
.................... 29,143 71,692
Immunome, Inc.
(a)
.................... 9,652 113,025
Immunovant, Inc.
(a)
.................... 8,771 141,389
Inhibikase Therapeutics, Inc.
(a) (b)
........... 7,420 12,020
Inhibrx Biosciences, Inc.
(a)
............... 1,038 34,960
Inmune Bio, Inc.
(a) (b)
................... 1,528 3,163
Intellia Therapeutics, Inc.
(a)
.............. 12,236 211,316
Iovance Biotherapeutics, Inc.
(a) (b)
........... 33,956 73,685
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 18,314 23,991
Jade Biosciences, Inc.
(b)
................ 4,092 35,314
Janux Therapeutics, Inc.
(a)
............... 4,991 121,980
KalVista Pharmaceuticals, Inc.
(a)
........... 4,806 58,537
Keros Therapeutics, Inc.
(a)
............... 4,279 67,694
Kodiak Sciences, Inc.
(a)
................. 3,902 63,876
Korro Bio, Inc.
(a) (b)
..................... 765 36,636
Krystal Biotech, Inc.
(a)
.................. 3,137 553,775
Kura Oncology, Inc.
(a)
.................. 9,122 80,730
Kymera Therapeutics, Inc.
(a)
.............. 6,302 356,693
Larimar Therapeutics, Inc.
(a) (b)
............. 5,281 17,058
Lexeo Therapeutics, Inc.
(a)
............... 2,721 18,067
Madrigal Pharmaceuticals, Inc.
(a)
.......... 2,335 1,070,971
MannKind Corp.
(a)
.................... 38,221 205,247
MeiraGTx Holdings plc
(a)
................ 5,751 47,331
Metsera, Inc.
(a)
....................... 6,675 349,303
MiMedx Group, Inc.
(a)
.................. 14,839 103,576
Mineralys Therapeutics, Inc.
(a)
............ 4,955 187,894
Mirum Pharmaceuticals, Inc.
(a)
............ 5,044 369,776
Monopar Therapeutics, Inc.
(a) (b)
............ 456 37,242
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 5,758 42,667
Myriad Genetics, Inc.
(a)
................. 11,251 81,345
Neurogene, Inc.
(a) (b)
................... 1,290 22,356
Nkarta, Inc.
(a)
........................ 6,676 13,819
Novavax, Inc.
(a) (b)
..................... 19,050 165,163
Nurix Therapeutics, Inc.
(a)
............... 9,375 86,625
Nuvalent, Inc. , Class A
(a)
................ 5,447 471,057
Nuvectis Pharma, Inc.
(a)
................ 1,577 9,494
Ocugen, Inc.
(a)
....................... 4 7
Olema Pharmaceuticals, Inc.
(a)
............ 7,584 74,247
Organogenesis Holdings, Inc. , Class A
(a)
..... 8,338 35,186
ORIC Pharmaceuticals, Inc.
(a)
............ 7,147 85,764
Oruka Therapeutics, Inc.
(a) (b)
.............. 3,413 65,632
Palvella Therapeutics, Inc.
(a)
............. 863 54,101
Perspective Therapeutics, Inc.
(a)
........... 6,100 20,923
Praxis Precision Medicines, Inc.
(a)
.......... 2,338 123,914
Precigen, Inc.
(a) (b)
..................... 19,112 62,878
Prime Medicine, Inc.
(a) (b)
................ 9,830 54,458
Protagonist Therapeutics, Inc.
(a)
........... 7,349 488,194
Protalix BioTherapeutics, Inc.
(a)
........... 8,740 19,403
Protara Therapeutics, Inc.
(a)
.............. 4,081 17,752
Prothena Corp. plc
(a)
................... 5,403 52,733
PTC Therapeutics, Inc.
(a)
................ 9,825 602,960
Puma Biotechnology, Inc.
(a)
.............. 5,205 27,639
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 45,427 221,684
REGENXBIO, Inc.
(a)
................... 5,928 57,205
Relay Therapeutics, Inc.
(a)
............... 17,880 93,334
Replimune Group, Inc.
(a) (b)
............... 8,509 35,653
Security
Shares
Shares Value
Biotechnology (continued)
Rezolute, Inc.
(a)
...................... 9,842 $ 92,515
Rhythm Pharmaceuticals, Inc.
(a)
........... 6,547 661,182
Rigel Pharmaceuticals, Inc.
(a)
............. 2,179 61,731
Rocket Pharmaceuticals, Inc.
(a)
............ 9,571 31,201
Sana Biotechnology, Inc.
(a) (b)
............. 16,675 59,196
Savara, Inc.
(a)
....................... 13,876 49,537
Scholar Rock Holding Corp.
(a)
............ 10,279 382,790
SELLAS Life Sciences Group, Inc.
(a)
........ 12,000 19,320
Sionna Therapeutics, Inc.
(a) (b)
............. 1,550 45,585
Soleno Therapeutics, Inc.
(a)
.............. 5,288 357,469
Solid Biosciences, Inc.
(a)
................ 6,511 40,173
Spyre Therapeutics, Inc.
(a)
............... 6,326 106,024
Stoke Therapeutics, Inc.
(a) (b)
.............. 5,775 135,712
Syndax Pharmaceuticals, Inc.
(a)
........... 10,369 159,527
Tango Therapeutics, Inc.
(a) (b)
.............. 9,758 81,967
Taysha Gene Therapies, Inc.
(a)
............ 26,112 85,386
Tectonic Therapeutic, Inc.
(a) (b)
............. 1,392 21,840
Tevogen Bio Holdings, Inc.
(a)
............. 8,119 6,376
TG Therapeutics, Inc.
(a)
................. 18,362 663,327
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 971 23,459
Tourmaline Bio, Inc.
(a)
.................. 2,115 101,160
Travere Therapeutics, Inc.
(a)
.............. 11,161 266,748
TriSalus Life Sciences, Inc.
(a)
............. 1,832 8,519
TuHURA Biosciences, Inc.
(a) (b)
............ 4,077 10,111
Twist Bioscience Corp.
(a)
................ 7,458 209,868
Tyra Biosciences, Inc.
(a)
................ 2,554 35,730
Upstream Bio, Inc.
(a) (b)
.................. 4,412 82,990
UroGen Pharma Ltd.
(a)
................. 4,362 87,022
Vanda Pharmaceuticals, Inc.
(a)
............ 7,876 39,301
Vaxcyte, Inc.
(a)
....................... 14,317 515,698
Vera Therapeutics, Inc. , Class A
(a)
.......... 6,523 189,558
Veracyte, Inc.
(a)
...................... 9,786 335,953
Verastem, Inc.
(a)
...................... 5,536 48,883
Vericel Corp.
(a)
....................... 6,391 201,125
Vir Biotechnology, Inc.
(a)
................ 11,321 64,643
Viridian Therapeutics, Inc.
(a)
.............. 8,847 190,918
Voyager Therapeutics, Inc.
(a) (b)
............ 6,065 28,324
Xencor, Inc.
(a)
....................... 9,347 109,640
Xenon Pharmaceuticals, Inc.
(a)
............ 9,599 385,400
XOMA Royalty Corp.
(a)
................. 1,190 45,863
Zenas Biopharma, Inc.
(a) (b)
............... 1,861 41,314
Zymeworks, Inc.
(a)
.................... 6,479 110,661
26,539,282
Broadline Retail — 0.1%
Groupon, Inc.
(a) (b)
..................... 3,164 73,879
Kohl's Corp.
(b)
....................... 14,049 215,933
Savers Value Village, Inc.
(a)
.............. 4,702 62,302
352,114
Building Products — 1.4%
American Woodmark Corp.
(a)
............. 1,831 122,238
Apogee Enterprises, Inc. ................ 2,776 120,950
AZZ, Inc. .......................... 3,688 402,471
CSW Industrials, Inc. .................. 2,015 489,141
Gibraltar Industries, Inc.
(a)
............... 3,674 230,727
Griffon Corp. ........................ 4,826 367,500
Insteel Industries, Inc. .................. 2,323 89,064
Janus International Group, Inc.
(a)
.......... 16,621 164,049
JELD-WEN Holding, Inc.
(a)
............... 10,869 53,367
Masterbrand, Inc.
(a)
................... 15,945 209,996
Quanex Building Products Corp.
(b)
......... 6,134 87,226
Resideo Technologies, Inc.
(a)
............. 17,388 750,814
Tecnoglass, Inc. ...................... 3,088 206,618
UFP Industries, Inc.
(b)
.................. 7,648 715,012

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Zurn Elkay Water Solutions Corp.
(b)
......... 18,948 $ 891,124
4,900,297
Capital Markets — 1.7%
Acadian Asset Management, Inc. .......... 3,414 164,418
AlTi Global, Inc. , Class A
(a) (b)
............. 4,393 15,639
Artisan Partners Asset Management, Inc. , Class
A ............................. 7,915 343,511
Bakkt Holdings, Inc. , Class A
(a)
............ 727 24,464
BGC Group, Inc. , Class A ............... 45,410 429,579
Cohen & Steers, Inc. .................. 3,567 234,031
Diamond Hill Investment Group, Inc. ........ 356 49,844
DigitalBridge Group, Inc. , Class A .......... 21,767 254,674
Donnelley Financial Solutions, Inc.
(a)
........ 3,364 173,010
Forge Global Holdings, Inc.
(a)
............. 1,460 24,674
GCM Grosvenor, Inc. , Class A
(b)
........... 5,923 71,491
Marex Group plc ..................... 6,733 226,363
Moelis & Co. , Class A .................. 7,865 560,932
Open Lending Corp. , Class A
(a)
............ 12,437 26,242
P10, Inc. , Class A
(b)
................... 5,457 59,372
Patria Investments Ltd. , Class A
(b)
.......... 7,800 113,880
Perella Weinberg Partners , Class C ........ 7,832 166,978
Piper Sandler Cos.
(b)
................... 2,206 765,460
PJT Partners, Inc. , Class A .............. 2,919 518,794
Siebert Financial Corp.
(a) (b)
............... 2,202 6,430
Silvercrest Asset Management Group, Inc. , Class
A ............................. 1,151 18,128
StepStone Group, Inc. , Class A ........... 8,726 569,895
StoneX Group, Inc.
(a)
.................. 5,857 591,088
Value Line, Inc. ...................... 105 4,103
Victory Capital Holdings, Inc. , Class A ....... 5,666 366,930
Virtus Investment Partners, Inc. ........... 827 157,155
Westwood Holdings Group, Inc. ........... 913 15,055
WisdomTree, Inc. ..................... 15,484 215,228
6,167,368
Chemicals — 1.6%
AdvanSix, Inc. ....................... 3,495 67,733
American Vanguard Corp.
(a)
.............. 3,269 18,764
Arq, Inc.
(a)
.......................... 3,418 24,473
ASP Isotopes, Inc.
(a)
................... 9,382 90,255
Aspen Aerogels, Inc.
(a)
................. 8,944 62,250
Avient Corp. ........................ 11,468 377,871
Balchem Corp. ...................... 4,130 619,748
Cabot Corp. ........................ 6,897 524,517
Chemours Co. (The) ................... 19,148 303,304
Core Molding Technologies, Inc.
(a)
.......... 1,056 21,701
Ecovyst, Inc.
(a)
....................... 14,615 128,027
Flotek Industries, Inc.
(a) (b)
................ 1,815 26,499
Hawkins, Inc.
(b)
...................... 2,424 442,913
HB Fuller Co. ....................... 6,794 402,748
Ingevity Corp.
(a)
...................... 4,494 248,024
Innospec, Inc. ....................... 3,104 239,505
Intrepid Potash, Inc.
(a)
.................. 1,219 37,277
Koppers Holdings, Inc. ................. 2,456 68,768
Kronos Worldwide, Inc. ................. 2,594 14,890
LSB Industries, Inc.
(a)
.................. 6,852 53,994
Mativ Holdings, Inc. ................... 6,952 78,627
Minerals Technologies, Inc. .............. 3,917 243,324
Orion SA .......................... 7,287 55,235
Perimeter Solutions, Inc.
(a)
............... 17,610 394,288
PureCycle Technologies, Inc.
(a) (b)
........... 16,436 216,133
Quaker Chemical Corp. ................ 1,794 236,359
Rayonier Advanced Materials, Inc.
(a)
........ 7,618 55,002
Sensient Technologies Corp.
(b)
............ 5,343 501,441
Solesence, Inc.
(a) (b)
.................... 2,255 7,261
Security
Shares
Shares Value
Chemicals (continued)
Stepan Co. ......................... 2,694 $ 128,504
Trinseo plc
(b)
........................ 4,253 9,994
Tronox Holdings plc ................... 15,043 60,473
Valhi, Inc. .......................... 210 3,314
5,763,216
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. ................... 7,743 357,107
ACCO Brands Corp. ................... 11,547 46,073
Acme United Corp.
(b)
.................. 399 16,431
ACV Auctions, Inc. , Class A
(a)
............. 21,234 210,429
BrightView Holdings, Inc.
(a)
.............. 8,817 118,148
Brink's Co. (The) ..................... 5,291 618,306
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 7,903 749,837
CECO Environmental Corp.
(a)
............. 3,588 183,706
Cimpress plc
(a)
....................... 1,900 119,776
CompX International, Inc. , Class A ......... 293 6,856
CoreCivic, Inc.
(a)
..................... 13,724 279,283
Deluxe Corp. ........................ 5,398 104,505
Ennis, Inc. ......................... 3,242 59,264
Enviri Corp.
(a)
....................... 9,407 119,375
GEO Group, Inc. (The)
(a)
................ 16,819 344,621
Healthcare Services Group, Inc.
(a)
.......... 9,443 158,926
HNI Corp. .......................... 5,661 265,218
Interface, Inc. ....................... 7,499 217,021
Liquidity Services, Inc.
(a)
................ 2,932 80,425
MillerKnoll, Inc. ...................... 8,416 149,300
Mobile Infrastructure Corp.
(a) (b)
............ 2,342 8,244
Montrose Environmental Group, Inc.
(a)
....... 4,006 110,005
NL Industries, Inc. .................... 1,159 7,128
OPENLANE, Inc.
(a)
.................... 13,606 391,581
Perma-Fix Environmental Services, Inc.
(a) (b)
... 2,484 25,088
Pitney Bowes, Inc. .................... 15,420 175,942
Quad/Graphics, Inc. , Class A ............. 4,043 25,309
Steelcase, Inc. , Class A ................ 10,902 187,514
UniFirst Corp. ....................... 1,899 317,494
Vestis Corp. ........................ 14,565 65,979
Virco Mfg. Corp. ..................... 1,322 10,245
5,529,136
Communications Equipment — 0.9%
(a)
ADTRAN Holdings, Inc. ................ 9,013 84,542
Applied Optoelectronics, Inc.
(b)
............ 6,815 176,713
Aviat Networks, Inc. ................... 1,387 31,804
BK Technologies Corp. ................. 346 29,230
Calix, Inc. .......................... 7,416 455,120
Clearfield, Inc. ....................... 1,540 52,945
CommScope Holding Co., Inc. ............ 26,873 415,994
Digi International, Inc. .................. 4,586 167,206
Extreme Networks, Inc. ................. 16,610 342,997
Harmonic, Inc. ....................... 14,412 146,714
Inseego Corp.
(b)
...................... 1,586 23,742
NETGEAR, Inc. ...................... 3,357 108,733
NetScout Systems, Inc. ................. 8,864 228,957
Ribbon Communications, Inc. ............ 11,507 43,727
Viasat, Inc. ......................... 14,823 434,314
Viavi Solutions, Inc. ................... 28,057 356,043
3,098,781
Construction & Engineering — 2.4%
Ameresco, Inc. , Class A
(a)
............... 4,007 134,555
Arcosa, Inc. ........................ 6,059 567,789
Argan, Inc. ......................... 1,678 453,144
Bowman Consulting Group Ltd.
(a)
.......... 1,682 71,249
Centuri Holdings, Inc.
(a)
................. 8,774 185,745
Concrete Pumping Holdings, Inc. .......... 2,502 17,639

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Construction Partners, Inc. , Class A
(a)
....... 5,930 $ 753,110
Dycom Industries, Inc.
(a)
................ 3,522 1,027,579
Fluor Corp.
(a)
........................ 20,626 867,736
Granite Construction, Inc.
(b)
.............. 5,560 609,654
Great Lakes Dredge & Dock Corp.
(a)
........ 8,577 102,838
IES Holdings, Inc.
(a)
................... 1,143 454,514
Limbach Holdings, Inc.
(a)
................ 1,355 131,598
Matrix Service Co.
(a)
................... 3,358 43,923
MYR Group, Inc.
(a)
.................... 1,933 402,122
NWPX Infrastructure, Inc.
(a) (b)
............. 1,286 68,068
Orion Group Holdings, Inc.
(a)
............. 4,926 40,984
Primoris Services Corp. ................ 6,859 941,946
Southland Holdings, Inc.
(a) (b)
.............. 1,020 4,376
Sterling Infrastructure, Inc.
(a)
............. 3,754 1,275,159
Tutor Perini Corp.
(a)
................... 5,691 373,273
8,527,001
Construction Materials — 0.2%
Knife River Corp.
(a)
.................... 7,232 555,924
Smith-Midland Corp.
(a) (b)
................ 332 12,251
Titan America SA
(a) (b)
................... 3,005 44,895
United States Lime & Minerals, Inc. ......... 1,397 183,775
796,845
Consumer Finance — 1.0%
Atlanticus Holdings Corp.
(a)
.............. 678 39,717
Bread Financial Holdings, Inc. ............ 3,198 178,352
Consumer Portfolio Services, Inc.
(a)
......... 1,480 11,174
Dave, Inc. , Class A
(a)
.................. 1,176 234,436
Encore Capital Group, Inc.
(a)
............. 2,779 115,995
Enova International, Inc.
(a)
............... 3,043 350,219
FirstCash Holdings, Inc. ................ 5,003 792,575
Green Dot Corp. , Class A
(a)
.............. 6,513 87,470
Jefferson Capital, Inc. .................. 1,253 21,627
LendingClub Corp.
(a)
................... 14,168 215,212
LendingTree, Inc.
(a)
.................... 1,363 88,227
Medallion Financial Corp.
(b)
.............. 2,508 25,331
Navient Corp. ....................... 9,350 122,953
Nelnet, Inc. , Class A ................... 1,652 207,128
NerdWallet, Inc. , Class A
(a)
............... 5,180 55,737
Oportun Financial Corp.
(a)
............... 4,238 26,148
OppFi, Inc. , Class A
(b)
.................. 3,006 34,058
PRA Group, Inc.
(a)
.................... 4,717 72,830
PROG Holdings, Inc. .................. 4,875 157,755
Regional Management Corp. ............. 1,200 46,752
Upstart Holdings, Inc.
(a) (b)
................ 10,653 541,172
Vroom, Inc.
(a)
........................ 338 9,136
World Acceptance Corp.
(a)
............... 348 58,861
3,492,865
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) .................. 4,114 163,778
Chefs' Warehouse, Inc. (The)
(a)
........... 4,613 269,076
Grocery Outlet Holding Corp.
(a)
............ 11,961 191,974
Guardian Pharmacy Services, Inc. , Class A
(a)
.. 2,378 62,375
HF Foods Group, Inc.
(a)
................. 5,136 14,175
Ingles Markets, Inc. , Class A ............. 1,846 128,408
Natural Grocers by Vitamin Cottage, Inc. ..... 1,621 64,840
PriceSmart, Inc.
(b)
..................... 3,244 393,141
United Natural Foods, Inc.
(a)
.............. 7,448 280,194
Village Super Market, Inc. , Class A ......... 1,200 44,832
Weis Markets, Inc. .................... 2,083 149,705
1,762,498
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............. 17,892 71,389
Greif, Inc. , Class A .................... 3,185 190,335
Security
Shares
Shares Value
Containers & Packaging (continued)
Greif, Inc. , Class B .................... 626 $ 38,568
Myers Industries, Inc. .................. 4,635 78,517
O-I Glass, Inc.
(a)
...................... 19,650 254,861
Ranpak Holdings Corp. , Class A
(a)
......... 5,649 31,747
TriMas Corp. ........................ 4,215 162,868
828,285
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............. 2,439 63,097
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 3,017 85,683
Weyco Group, Inc.
(b)
................... 685 20,611
169,391
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.
(a)
.......... 4,470 690,392
American Public Education, Inc.
(a)
.......... 2,304 90,939
Carriage Services, Inc. ................. 1,780 79,281
Coursera, Inc.
(a)
...................... 17,586 205,932
Driven Brands Holdings, Inc.
(a)
............ 7,562 121,824
European Wax Center, Inc. , Class A
(a)
....... 4,196 16,742
Frontdoor, Inc.
(a)
...................... 9,343 628,690
Graham Holdings Co. , Class B ............ 400 470,924
KinderCare Learning Cos., Inc.
(a)
.......... 4,163 27,642
Laureate Education, Inc.
(a)
............... 16,234 512,020
Lincoln Educational Services Corp.
(a)
........ 3,689 86,692
Matthews International Corp. , Class A ....... 3,699 89,812
McGraw Hill, Inc.
(a)
.................... 2,773 34,801
Mister Car Wash, Inc.
(a)
................. 13,284 70,804
Nerdy, Inc. , Class A
(a)
.................. 8,498 10,708
OneSpaWorld Holdings Ltd. .............. 12,144 256,724
Perdoceo Education Corp. ............... 7,658 288,400
Strategic Education, Inc. ................ 2,904 249,773
Stride, Inc.
(a)
........................ 5,370 799,808
Udemy, Inc.
(a)
....................... 12,328 86,419
Universal Technical Institute, Inc.
(a)
......... 5,729 186,479
5,004,806
Diversified REITs — 0.5%
Alexander & Baldwin, Inc. ............... 9,261 168,458
Alpine Income Property Trust, Inc. ......... 1,913 27,107
American Assets Trust, Inc. .............. 6,795 138,074
Armada Hoffler Properties, Inc. ........... 9,719 68,130
Broadstone Net Lease, Inc. .............. 24,577 439,191
CTO Realty Growth, Inc. ................ 3,560 58,028
Essential Properties Realty Trust, Inc.
(b)
...... 24,721 735,697
Gladstone Commercial Corp. ............. 5,848 72,047
Global Net Lease, Inc. ................. 25,630 208,372
Modiv Industrial, Inc. , Class C
(b)
........... 1,149 16,821
NexPoint Diversified Real Estate Trust ...... 4,982 18,384
1,950,309
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a)
....................... 1,616 34,695
ATN International, Inc. ................. 1,274 19,072
Bandwidth, Inc. , Class A
(a)
............... 3,238 53,977
Cogent Communications Holdings, Inc. ...... 5,702 218,672
Globalstar, Inc.
(a)
..................... 6,190 225,254
IDT Corp. , Class B .................... 2,067 108,125
Liberty Latin America Ltd. , Class A
(a)
........ 5,114 42,395
Liberty Latin America Ltd. , Class C
(a)
........ 14,590 123,140
Lumen Technologies, Inc.
(a)
.............. 120,789 739,229
Shenandoah Telecommunications Co. ....... 6,218 83,446
Uniti Group, Inc. ..................... 18,420 112,730
1,760,735

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 1.2%
ALLETE, Inc. ....................... 7,437 $ 493,817
Genie Energy Ltd. , Class B .............. 2,687 40,171
Hawaiian Electric Industries, Inc.
(a)
......... 21,727 239,866
MGE Energy, Inc. ..................... 4,671 393,205
Oklo, Inc. , Class A
(a) (b)
.................. 13,663 1,525,201
Otter Tail Corp.
(b)
..................... 4,913 402,718
Portland General Electric Co. ............. 13,812 607,728
TXNM Energy, Inc.
(b)
................... 12,243 692,341
4,395,047
Electrical Equipment — 2.4%
Allient, Inc. ......................... 1,825 81,669
American Superconductor Corp.
(a)
......... 5,477 325,279
Amprius Technologies, Inc.
(a)
............. 11,751 123,621
Array Technologies, Inc.
(a) (b)
.............. 19,189 156,390
Atkore, Inc. ......................... 4,230 265,390
Bloom Energy Corp. , Class A
(a)
............ 26,994 2,282,883
Complete Solaria, Inc.
(a) (b)
............... 7,021 12,357
EnerSys ........................... 4,833 545,936
Enovix Corp.
(a) (b)
...................... 21,017 209,539
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 31,822 362,453
Fluence Energy, Inc. , Class A
(a) (b)
.......... 9,668 104,414
Hyliion Holdings Corp. , Class A
(a) (b)
......... 16,073 31,664
KULR Technology Group, Inc.
(a)
........... 4,145 17,243
LSI Industries, Inc. .................... 3,146 74,277
NANO Nuclear Energy, Inc.
(a) (b)
............ 3,877 149,497
Net Power, Inc. , Class A
(a) (b)
.............. 2,585 7,781
NEXTracker, Inc. , Class A
(a) (b)
............. 18,357 1,358,234
NuScale Power Corp. , Class A
(a)
........... 16,028 577,008
Plug Power, Inc.
(a) (b)
................... 135,721 316,230
Powell Industries, Inc. .................. 1,200 365,772
Power Solutions International, Inc.
(a)
........ 827 81,228
Preformed Line Products Co. ............. 290 56,883
Shoals Technologies Group, Inc. , Class A
(a)
... 21,508 159,374
SKYX Platforms Corp.
(a) (b)
............... 7,983 8,941
Sunrun, Inc.
(a)
....................... 26,335 455,332
T1 Energy, Inc.
(a) (b)
.................... 14,008 30,537
Thermon Group Holdings, Inc.
(a)
........... 4,223 112,839
Vicor Corp.
(a)
........................ 2,887 143,542
8,416,313
Electronic Equipment, Instruments & Components — 3.3%
908 Devices, Inc.
(a) (b)
................... 3,971 34,786
Advanced Energy Industries, Inc. .......... 4,769 811,398
Aeva Technologies, Inc.
(a)
............... 3,893 56,449
Arlo Technologies, Inc.
(a)
................ 12,583 213,282
Badger Meter, Inc.
(b)
................... 3,752 670,032
Bel Fuse, Inc. , Class A ................. 231 26,877
Bel Fuse, Inc. , Class B ................. 1,277 180,082
Belden, Inc. ........................ 5,023 604,116
Benchmark Electronics, Inc. ............. 4,519 174,207
Climb Global Solutions, Inc. .............. 535 72,139
CTS Corp. ......................... 3,610 144,183
Daktronics, Inc.
(a)
..................... 4,818 100,793
ePlus, Inc. ......................... 3,377 239,801
Evolv Technologies Holdings, Inc.
(a)
......... 14,725 111,174
Fabrinet
(a)
.......................... 4,542 1,656,104
Frequency Electronics, Inc.
(a)
............. 809 27,433
Insight Enterprises, Inc.
(a)
............... 3,631 411,792
Itron, Inc.
(a)
......................... 5,748 715,971
Kimball Electronics, Inc.
(a)
............... 3,059 91,342
Knowles Corp.
(a)
..................... 10,959 255,454
Methode Electronics, Inc. ............... 4,365 32,956
MicroVision, Inc.
(a) (b)
................... 35,930 44,553
Mirion Technologies, Inc. , Class A
(a)
........ 29,463 685,309
M-Tron Industries, Inc.
(a)
................ 307 17,032
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies, Inc. ......... 4,415 $ 189,624
Neonode, Inc.
(a)
...................... 1,336 4,663
nLight, Inc.
(a)
........................ 6,175 182,965
Novanta, Inc.
(a)
...................... 4,333 433,950
OSI Systems, Inc.
(a) (b)
.................. 2,012 501,471
Ouster, Inc. , Class A
(a)
.................. 6,444 174,310
PC Connection, Inc. ................... 1,428 88,522
Plexus Corp.
(a)
....................... 3,422 495,129
Powerfleet, Inc.
(a)
..................... 15,743 82,493
Red Cat Holdings, Inc.
(a)
................ 10,586 109,565
Richardson Electronics Ltd. .............. 1,438 14,078
Rogers Corp.
(a)
...................... 2,363 190,127
Sanmina Corp.
(a) (b)
.................... 6,632 763,410
ScanSource, Inc.
(a)
.................... 2,796 122,996
TTM Technologies, Inc.
(a)
................ 12,772 735,667
Vishay Intertechnology, Inc. .............. 15,198 232,529
Vishay Precision Group, Inc.
(a)
............ 1,433 45,928
Vuzix Corp.
(a) (b)
...................... 8,205 25,682
11,770,374
Energy Equipment & Services — 1.6%
Archrock, Inc. ....................... 20,889 549,590
Aris Water Solutions, Inc. , Class A ......... 3,922 96,716
Atlas Energy Solutions, Inc.
(b)
............. 9,888 112,427
Borr Drilling Ltd.
(b)
.................... 29,749 80,025
Bristow Group, Inc.
(a) (b)
................. 3,584 129,311
Cactus, Inc. , Class A
(b)
................. 8,630 340,626
Core Laboratories, Inc. ................. 5,761 71,206
DMC Global, Inc.
(a)
.................... 2,184 18,455
Energy Services of America Corp. ......... 1,486 15,380
Expro Group Holdings NV
(a)
.............. 13,030 154,796
Flowco Holdings, Inc. , Class A
(b)
........... 2,303 34,200
Forum Energy Technologies, Inc.
(a)
......... 1,154 30,823
Helix Energy Solutions Group, Inc.
(a)
........ 18,306 120,087
Helmerich & Payne, Inc.
(b)
............... 12,288 271,442
Innovex International, Inc.
(a)
.............. 4,676 86,693
Kodiak Gas Services, Inc. ............... 8,457 312,655
Liberty Energy, Inc. , Class A ............. 20,320 250,749
Mammoth Energy Services, Inc.
(a)
.......... 2,727 6,245
Nabors Industries Ltd.
(a) (b)
............... 1,771 72,381
National Energy Services Reunited Corp.
(a) (b)
.. 7,435 76,283
Natural Gas Services Group, Inc. .......... 1,321 36,975
Noble Corp. plc
(b)
..................... 16,006 452,650
Oceaneering International, Inc.
(a)
.......... 11,922 295,427
Oil States International, Inc.
(a)
............. 7,905 47,904
Patterson-UTI Energy, Inc. .............. 45,023 233,219
ProFrac Holding Corp. , Class A
(a)
.......... 1,577 5,835
ProPetro Holding Corp.
(a)
................ 11,207 58,725
Ranger Energy Services, Inc. , Class A ....... 2,383 33,457
RPC, Inc. .......................... 10,531 50,128
SEACOR Marine Holdings, Inc.
(a)
.......... 2,854 18,522
Seadrill Ltd.
(a)
....................... 8,036 242,768
Select Water Solutions, Inc. , Class A ........ 11,603 124,036
Solaris Energy Infrastructure, Inc. , Class A .... 4,599 183,822
TETRA Technologies, Inc.
(a)
.............. 15,972 91,839
Tidewater, Inc.
(a)
..................... 6,147 327,819
Transocean Ltd.
(a)
.................... 108,694 339,125
Valaris Ltd.
(a)
........................ 8,072 393,671
5,766,012
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 55,109 159,816
Atlanta Braves Holdings, Inc. , Class A
(a)
...... 913 41,514
Atlanta Braves Holdings, Inc. , Class C
(a)
..... 5,768 239,891
Cinemark Holdings, Inc. ................ 13,053 365,745
CuriosityStream, Inc. , Class A ............ 4,036 21,391

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Eventbrite, Inc. , Class A
(a)
............... 9,999 $ 25,198
Gaia, Inc. , Class A
(a)
................... 2,008 11,887
Golden Matrix Group, Inc.
(a)
.............. 3,443 3,891
IMAX Corp.
(a)
....................... 5,497 180,027
Lionsgate Studios Corp.
(a)
............... 25,265 174,329
Madison Square Garden Entertainment Corp.
(a)
. 4,972 224,933
Marcus Corp. (The) ................... 3,200 49,632
Playstudios, Inc. , Class A
(a)
.............. 11,111 10,695
Playtika Holding Corp. ................. 7,222 28,094
Reservoir Media, Inc.
(a)
................. 2,375 19,333
Sphere Entertainment Co. , Class A
(a)
........ 3,578 222,265
Starz Entertainment Corp. ............... 1,580 23,273
Vivid Seats, Inc. , Class A
(a)
.............. 523 8,692
1,810,606
Financial Services — 2.4%
Acacia Research Corp.
(a) (b)
............... 4,540 14,755
Alerus Financial Corp. ................. 2,933 64,937
AvidXchange Holdings, Inc.
(a)
............. 22,060 219,497
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 3,569 164,067
Better Home & Finance Holding Co.
(a)
....... 777 43,621
Burford Capital Ltd. ................... 25,178 301,129
Cannae Holdings, Inc. ................. 7,331 134,231
Cantaloupe, Inc.
(a) (b)
................... 6,923 73,176
Cass Information Systems, Inc. ........... 1,665 65,484
Compass Diversified Holdings ............ 8,490 56,204
Enact Holdings, Inc. ................... 3,768 144,465
Essent Group Ltd. .................... 12,273 780,072
EVERTEC, Inc. ...................... 8,110 273,956
Federal Agricultural Mortgage Corp. , Class C .. 1,216 204,264
Finance of America Cos., Inc. , Class A
(a) (b)
.... 571 12,808
Flywire Corp.
(a)
...................... 14,436 195,463
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 15,035 461,574
International Money Express, Inc.
(a)
......... 3,487 48,713
Jackson Financial, Inc. , Class A ........... 9,115 922,711
loanDepot, Inc. , Class A
(a) (b)
.............. 10,301 31,624
Marqeta, Inc. , Class A
(a)
................ 48,951 258,461
Merchants Bancorp ................... 3,315 105,417
NCR Atleos Corp.
(a)
................... 9,170 360,473
NewtekOne, Inc. ..................... 3,893 44,575
NMI Holdings, Inc. , Class A
(a)
............. 9,876 378,646
Onity Group, Inc.
(a)
.................... 821 32,807
Pagseguro Digital Ltd. , Class A ........... 22,737 227,370
Payoneer Global, Inc.
(a)
................. 35,245 213,232
Paysafe Ltd.
(a)
....................... 4,133 53,398
Paysign, Inc.
(a)
....................... 4,836 30,418
PennyMac Financial Services, Inc. ......... 3,708 459,347
Priority Technology Holdings, Inc.
(a)
......... 3,062 21,036
Radian Group, Inc. .................... 16,990 615,378
Remitly Global, Inc.
(a)
.................. 20,948 341,452
Repay Holdings Corp. , Class A
(a)
.......... 9,543 49,910
Security National Financial Corp. , Class A
(a) (b)
.. 1,934 16,768
Sezzle, Inc.
(a)
....................... 2,005 159,458
StoneCo Ltd. , Class A
(a)
................ 31,640 598,312
SWK Holdings Corp. .................. 413 6,009
Triller Group, Inc.
(a)
.................... 13,951 11,581
Velocity Financial, Inc.
(a)
................ 970 17,596
Walker & Dunlop, Inc. .................. 4,209 351,957
Waterstone Financial, Inc. ............... 1,736 27,082
8,593,434
Food Products — 0.8%
Alico, Inc. .......................... 763 26,446
B&G Foods, Inc.
(b)
.................... 9,933 44,003
Security
Shares
Shares Value
Food Products (continued)
Beyond Meat, Inc.
(a) (b)
.................. 10,486 $ 19,819
BRC, Inc. , Class A
(a) (b)
.................. 13,169 20,544
Calavo Growers, Inc. .................. 2,114 54,414
Cal-Maine Foods, Inc.
(b)
................ 5,790 544,839
Dole plc ........................... 8,627 115,947
Forafric Global plc
(a) (b)
.................. 802 6,969
Fresh Del Monte Produce, Inc. ............ 4,247 147,456
Hain Celestial Group, Inc. (The)
(a)
.......... 11,083 17,511
J & J Snack Foods Corp. ................ 1,910 183,532
John B Sanfilippo & Son, Inc. ............. 977 62,802
Lancaster Colony Corp. ................ 2,536 438,195
Lifeway Foods, Inc.
(a)
.................. 701 19,460
Limoneira Co. ....................... 1,958 29,076
Mama's Creations, Inc.
(a)
................ 3,995 41,987
Mission Produce, Inc.
(a)
................. 5,189 62,372
Seneca Foods Corp. , Class A
(a)
........... 591 63,793
Simply Good Foods Co. (The)
(a)
........... 11,839 293,844
SunOpta, Inc.
(a)
...................... 12,205 71,521
Tootsie Roll Industries, Inc.
(b)
............. 2,149 90,086
TreeHouse Foods, Inc.
(a)
................ 6,392 129,182
Utz Brands, Inc. , Class A ................ 9,103 110,601
Vital Farms, Inc.
(a)
.................... 4,333 178,303
Westrock Coffee Co.
(a) (b)
................ 4,220 20,509
2,793,211
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A
(b)
..... 15,258 627,409
Chesapeake Utilities Corp.
(b)
............. 2,877 387,503
New Jersey Resources Corp. ............. 12,576 605,534
Northwest Natural Holding Co. ............ 5,139 230,895
ONE Gas, Inc. ....................... 7,608 615,792
RGC Resources, Inc. .................. 893 20,039
Southwest Gas Holdings, Inc. ............ 8,162 639,411
Spire, Inc.
(b)
......................... 7,348 599,009
3,725,592
Ground Transportation — 0.3%
ArcBest Corp. ....................... 2,827 197,522
Covenant Logistics Group, Inc. , Class A
(b)
.... 2,200 47,652
FTAI Infrastructure, Inc. ................. 12,932 56,384
Heartland Express, Inc. ................. 5,670 47,515
Hertz Global Holdings, Inc.
(a) (b)
............ 15,624 106,243
Marten Transport Ltd. .................. 7,258 77,370
PAMT Corp.
(a)
....................... 707 8,060
Proficient Auto Logistics, Inc.
(a) (b)
........... 2,541 17,507
RXO, Inc.
(a)
......................... 20,578 316,490
Universal Logistics Holdings, Inc.
(b)
......... 814 19,080
Werner Enterprises, Inc. ................ 7,049 185,530
1,079,353
Health Care Equipment & Supplies — 2.5%
Accuray, Inc.
(a)
....................... 11,215 18,729
Alphatec Holdings, Inc.
(a)
................ 14,668 213,273
AngioDynamics, Inc.
(a)
................. 5,151 57,537
Anteris Technologies Global Corp.
(a) (b)
....... 4,698 21,141
Artivion, Inc.
(a)
....................... 4,728 200,183
AtriCure, Inc.
(a)
...................... 6,132 216,153
Avanos Medical, Inc.
(a)
................. 5,814 67,210
AxoGen, Inc.
(a)
....................... 5,311 94,748
Beta Bionics, Inc.
(a) (b)
.................. 4,738 94,144
Bioventus, Inc. , Class A
(a)
............... 6,133 41,030
Butterfly Network, Inc. , Class A
(a) (b)
......... 24,314 46,926
Carlsmed, Inc.
(a)
...................... 720 9,641
Ceribell, Inc.
(a)
....................... 3,136 36,033
Cerus Corp.
(a)
....................... 23,654 37,610
ClearPoint Neuro, Inc.
(a)
................ 3,294 71,776

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
CONMED Corp. ...................... 3,898 $ 183,323
CVRx, Inc.
(a)
........................ 2,098 16,931
Delcath Systems, Inc.
(a)
................. 3,808 40,936
Electromed, Inc.
(a)
.................... 860 21,113
Embecta Corp. ...................... 7,296 102,947
Enovis Corp.
(a)
....................... 7,250 219,965
Glaukos Corp.
(a)
...................... 7,073 576,803
Haemonetics Corp.
(a)
.................. 6,012 293,025
ICU Medical, Inc.
(a)
.................... 3,059 366,958
Inogen, Inc.
(a)
....................... 2,564 20,948
Integer Holdings Corp.
(a)
................ 4,366 451,139
Integra LifeSciences Holdings Corp.
(a)
....... 8,750 125,387
iRadimed Corp. ...................... 1,024 72,868
iRhythm Technologies, Inc.
(a)
............. 4,032 693,464
Kestra Medical Technologies Ltd.
(a) (b)
........ 1,600 38,016
KORU Medical Systems, Inc.
(a)
............ 5,165 19,782
Lantheus Holdings, Inc.
(a)
............... 8,633 442,787
LeMaitre Vascular, Inc. ................. 2,648 231,726
LENSAR, Inc.
(a)
...................... 1,183 14,610
LivaNova plc
(a)
....................... 6,857 359,170
Lucid Diagnostics, Inc.
(a) (b)
............... 8,227 8,309
Merit Medical Systems, Inc.
(a)
............. 7,390 615,070
Myomo, Inc.
(a)
....................... 4,095 3,653
Neogen Corp.
(a)
...................... 27,403 156,471
Neuronetics, Inc.
(a) (b)
................... 4,517 12,331
NeuroPace, Inc.
(a)
.................... 3,029 31,229
Novocure Ltd.
(a)
...................... 12,822 165,660
Omnicell, Inc.
(a)
...................... 5,906 179,838
OraSure Technologies, Inc.
(a)
............. 8,690 27,895
Orthofix Medical, Inc.
(a)
................. 4,464 65,353
OrthoPediatrics Corp.
(a)
................. 2,357 43,675
Outset Medical, Inc.
(a) (b)
................. 2,235 31,558
PROCEPT BioRobotics Corp.
(a)
........... 6,645 237,160
Pro-Dex, Inc.
(a) (b)
..................... 261 8,835
Pulmonx Corp.
(a)
..................... 4,607 7,463
Pulse Biosciences, Inc.
(a) (b)
............... 2,073 36,692
QuidelOrtho Corp.
(a)
................... 8,581 252,710
RxSight, Inc.
(a)
....................... 4,460 40,095
Sanara Medtech, Inc.
(a)
................. 433 13,739
SANUWAVE Health, Inc.
(a) (b)
.............. 875 32,795
Semler Scientific, Inc.
(a)
................. 1,457 43,710
Shoulder Innovations, Inc.
(a)
.............. 706 8,860
SI-BONE, Inc.
(a)
...................... 4,980 73,306
Sight Sciences, Inc.
(a) (b)
................. 4,412 15,177
STAAR Surgical Co.
(a)
.................. 6,216 167,024
Stereotaxis, Inc.
(a)
.................... 6,854 21,316
Surmodics, Inc.
(a)
..................... 1,827 54,609
Tactile Systems Technology, Inc.
(a)
......... 2,848 39,416
Tandem Diabetes Care, Inc.
(a) (b)
........... 8,613 104,562
TransMedics Group, Inc.
(a)
............... 4,203 471,577
Treace Medical Concepts, Inc.
(a)
........... 6,516 43,722
UFP Technologies, Inc.
(a)
................ 952 190,019
Utah Medical Products, Inc. .............. 363 22,858
Varex Imaging Corp.
(a)
................. 4,877 60,475
Zimvie, Inc.
(a)
........................ 3,284 62,199
8,867,393
Health Care Providers & Services — 3.2%
AdaptHealth Corp.
(a)
................... 12,886 115,330
Addus HomeCare Corp.
(a)
............... 2,291 270,315
agilon health, Inc.
(a) (b)
.................. 38,754 39,917
AirSculpt Technologies, Inc.
(a)
............. 1,033 8,285
Alignment Healthcare, Inc.
(a)
............. 18,286 319,091
AMN Healthcare Services, Inc.
(a)
........... 4,815 93,218
Ardent Health, Inc.
(a) (b)
.................. 2,986 39,565
Astrana Health, Inc.
(a)
.................. 5,309 150,510
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Aveanna Healthcare Holdings, Inc.
(a)
........ 5,828 $ 51,694
BrightSpring Health Services, Inc.
(a)
........ 11,830 349,695
Brookdale Senior Living, Inc.
(a)
............ 28,907 244,842
Castle Biosciences, Inc.
(a)
............... 3,526 80,287
Clover Health Investments Corp. , Class A
(a) (b)
.. 50,931 155,849
Community Health Systems, Inc.
(a)
......... 16,224 52,079
Concentra Group Holdings Parent, Inc. ...... 14,765 309,031
CorVel Corp.
(a)
....................... 3,663 283,589
Cross Country Healthcare, Inc.
(a)
.......... 4,058 57,624
DocGo, Inc.
(a)
....................... 12,764 17,359
Enhabit, Inc.
(a)
....................... 6,202 49,678
Ensign Group, Inc. (The)
(b)
............... 7,011 1,211,290
Fulgent Genetics, Inc.
(a)
................ 2,569 58,059
GeneDx Holdings Corp. , Class A
(a)
......... 2,377 256,098
Guardant Health, Inc.
(a)
................. 14,985 936,263
HealthEquity, Inc.
(a)
.................... 10,787 1,022,284
Hims & Hers Health, Inc. , Class A
(a)
......... 23,932 1,357,423
Innovage Holding Corp.
(a)
............... 2,186 11,280
Joint Corp. (The)
(a)
.................... 1,617 15,426
LifeStance Health Group, Inc.
(a) (b)
.......... 17,315 95,232
Nano-X Imaging Ltd.
(a) (b)
................ 6,982 25,833
National HealthCare Corp. ............... 1,587 192,836
National Research Corp. ................ 1,679 21,458
NeoGenomics, Inc.
(a) (b)
................. 15,630 120,664
Nutex Health, Inc.
(a)
................... 433 44,738
Omada Health, Inc.
(a)
.................. 1,094 24,188
Oncology Institute, Inc. (The)
(a) (b)
........... 6,573 22,940
OPKO Health, Inc.
(a)
................... 49,123 76,141
Option Care Health, Inc.
(a)
............... 20,570 571,023
Owens & Minor, Inc.
(a) (b)
................. 9,516 45,677
PACS Group, Inc.
(a)
................... 5,660 77,712
Pediatrix Medical Group, Inc.
(a)
............ 10,618 177,852
Pennant Group, Inc. (The)
(a)
.............. 4,384 110,564
Performant Healthcare, Inc.
(a)
............. 8,196 63,355
Premier, Inc. , Class A .................. 10,325 287,035
Privia Health Group, Inc.
(a)
............... 14,546 362,195
Progyny, Inc.
(a)
....................... 9,323 200,631
RadNet, Inc.
(a)
....................... 8,594 654,949
Select Medical Holdings Corp. ............ 14,196 182,277
Sonida Senior Living, Inc.
(a) (b)
............. 811 22,481
Surgery Partners, Inc.
(a)
................ 9,722 210,384
Talkspace, Inc.
(a)
..................... 15,411 42,534
US Physical Therapy, Inc. ............... 1,900 161,405
Viemed Healthcare, Inc.
(a)
............... 3,706 25,164
11,375,349
Health Care REITs — 1.0%
American Healthcare REIT, Inc. ........... 20,242 850,366
CareTrust REIT, Inc. ................... 26,772 928,453
Community Healthcare Trust, Inc. .......... 3,540 54,162
Diversified Healthcare Trust .............. 28,357 125,054
Global Medical REIT, Inc. ............... 1,635 55,116
LTC Properties, Inc. ................... 5,838 215,189
National Health Investors, Inc. ............ 5,882 467,619
Sabra Health Care REIT, Inc. ............. 29,954 558,343
Sila Realty Trust, Inc. .................. 7,030 176,453
Strawberry Fields REIT, Inc. ............. 839 10,320
Universal Health Realty Income Trust ....... 1,714 67,137
3,508,212
Health Care Technology — 0.4%
Claritev Corp.
(a)
...................... 979 51,965
Definitive Healthcare Corp. , Class A
(a)
....... 4,671 18,964
Evolent Health, Inc. , Class A
(a)
............ 14,533 122,949
Health Catalyst, Inc.
(a)
.................. 9,444 26,915
HealthStream, Inc.
(b)
................... 2,978 84,099

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
LifeMD, Inc.
(a)
....................... 4,699 $ 31,906
OptimizeRx Corp.
(a)
................... 1,893 38,807
Phreesia, Inc.
(a) (b)
..................... 7,233 170,120
Schrodinger, Inc.
(a)
.................... 7,031 141,042
Simulations Plus, Inc.
(a)
................. 1,993 30,035
Teladoc Health, Inc.
(a)
.................. 22,737 175,757
TruBridge, Inc.
(a)
..................... 1,256 25,334
Waystar Holding Corp.
(a)
................ 13,786 522,765
1,440,658
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.
(b)
............. 28,535 342,705
Braemar Hotels & Resorts, Inc. ........... 8,632 23,565
Chatham Lodging Trust ................. 5,768 38,703
DiamondRock Hospitality Co.
(b)
........... 27,179 216,345
Pebblebrook Hotel Trust
(b)
............... 15,012 170,987
RLJ Lodging Trust .................... 18,688 134,554
Ryman Hospitality Properties, Inc.
(b)
........ 7,780 697,010
Service Properties Trust ................ 20,094 54,455
Summit Hotel Properties, Inc.
(b)
........... 14,263 78,304
Sunstone Hotel Investors, Inc. ............ 24,112 225,929
Xenia Hotels & Resorts, Inc. ............. 12,723 174,560
2,157,117
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc. , Class A
(a)
........ 6,784 75,099
Bally's Corp.
(a)
....................... 958 10,634
Biglari Holdings, Inc. , Class B
(a)
........... 96 31,070
BJ's Restaurants, Inc.
(a)
................. 2,390 72,967
Bloomin' Brands, Inc. .................. 11,046 79,200
Brightstar Lottery plc .................. 14,336 247,296
Brinker International, Inc.
(a)
.............. 5,566 705,101
Cheesecake Factory, Inc. (The)
(b)
.......... 5,923 323,633
Cracker Barrel Old Country Store, Inc.
(b)
..... 2,844 125,307
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 3,464 62,906
Denny's Corp.
(a)
...................... 6,672 34,895
Dine Brands Global, Inc.
(b)
............... 1,980 48,946
El Pollo Loco Holdings, Inc.
(a)
............. 3,140 30,458
First Watch Restaurant Group, Inc.
(a)
........ 5,657 88,475
Genius Sports Ltd.
(a)
................... 27,142 336,018
Global Business Travel Group I
(a)
.......... 12,117 97,905
Golden Entertainment, Inc. .............. 2,600 61,308
Hilton Grand Vacations, Inc.
(a)
............ 7,296 305,046
Inspired Entertainment, Inc.
(a) (b)
............ 3,645 34,190
Jack in the Box, Inc.
(b)
.................. 2,411 47,665
Krispy Kreme, Inc. .................... 10,323 39,950
Kura Sushi USA, Inc. , Class A
(a)
........... 779 46,280
Life Time Group Holdings, Inc.
(a)
........... 17,092 471,739
Lindblad Expeditions Holdings, Inc.
(a)
........ 4,394 56,243
Marriott Vacations Worldwide Corp.
(b)
....... 3,577 238,085
Monarch Casino & Resort, Inc. ............ 1,551 164,158
Nathan's Famous, Inc. ................. 364 40,309
Papa John's International, Inc. ............ 4,187 201,604
Portillo's, Inc. , Class A
(a) (b)
............... 6,849 44,176
Potbelly Corp.
(a)
...................... 2,991 50,967
Pursuit Attractions & Hospitality, Inc.
(a)
....... 2,488 90,016
RCI Hospitality Holdings, Inc.
(b)
............ 1,076 32,829
Red Rock Resorts, Inc. , Class A ........... 6,102 372,588
Rush Street Interactive, Inc. , Class A
(a)
...... 11,235 230,093
Sabre Corp.
(a) (b)
...................... 47,342 86,636
Serve Robotics, Inc.
(a) (b)
................. 5,976 69,501
Shake Shack, Inc. , Class A
(a)
............. 4,918 460,374
Six Flags Entertainment Corp.
(a) (b)
.......... 12,140 275,821
Super Group SGHC Ltd. ................ 20,164 266,165
Sweetgreen, Inc. , Class A
(a)
.............. 12,797 102,120
Target Hospitality Corp.
(a)
............... 3,946 33,462
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
United Parks & Resorts, Inc.
(a)
............ 3,450 $ 178,365
Xponential Fitness, Inc. , Class A
(a)
......... 2,984 23,245
6,392,845
Household Durables — 1.8%
Bassett Furniture Industries, Inc. .......... 768 12,011
Beazer Homes USA, Inc.
(a)
.............. 3,705 90,958
Cavco Industries, Inc.
(a)
................. 964 559,824
Century Communities, Inc. .............. 3,206 203,164
Champion Homes, Inc.
(a)
................ 7,170 547,573
Cricut, Inc. , Class A ................... 5,860 36,859
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 3,881 100,595
Ethan Allen Interiors, Inc. ............... 2,912 85,787
Flexsteel Industries, Inc. ................ 568 26,327
Green Brick Partners, Inc.
(a)
.............. 3,852 284,509
Hamilton Beach Brands Holding Co. , Class A .. 1,059 15,218
Helen of Troy Ltd.
(a)
................... 2,829 71,291
Hovnanian Enterprises, Inc. , Class A
(a)
....... 610 78,379
Installed Building Products, Inc. ........... 2,959 729,867
KB Home .......................... 8,305 528,530
La-Z-Boy, Inc. ....................... 5,156 176,954
Legacy Housing Corp.
(a)
................ 962 26,465
Leggett & Platt, Inc. ................... 16,874 149,841
LGI Homes, Inc.
(a)
.................... 2,619 135,428
Lovesac Co. (The)
(a) (b)
.................. 1,802 30,508
M/I Homes, Inc.
(a)
..................... 3,313 478,530
Meritage Homes Corp. ................. 8,953 648,466
Sonos, Inc.
(a)
........................ 14,851 234,646
Taylor Morrison Home Corp.
(a)
............ 12,219 806,576
Traeger, Inc.
(a)
....................... 4,596 5,607
TRI Pointe Homes, Inc.
(a)
................ 10,649 361,747
6,425,660
Household Products — 0.3%
Central Garden & Pet Co.
(a)
.............. 1,116 36,437
Central Garden & Pet Co. , Class A
(a)
........ 6,247 184,474
Energizer Holdings, Inc. ................ 8,410 209,325
Oil-Dri Corp. of America
(b)
............... 1,329 81,122
Spectrum Brands Holdings, Inc. ........... 2,867 150,604
WD-40 Co. ......................... 1,703 336,513
998,475
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.
(a)
.................. 4,136 80,941
Montauk Renewables, Inc.
(a)
............. 8,056 16,193
Ormat Technologies, Inc.
(b)
.............. 7,656 736,890
834,024
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(b)
........ 2,856 95,762
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 6,320 36,845
Innovative Industrial Properties, Inc. ........ 3,569 191,227
LXP Industrial Trust ................... 36,897 330,597
One Liberty Properties, Inc. .............. 2,367 52,358
Plymouth Industrial REIT, Inc. ............ 5,084 113,526
Terreno Realty Corp.
(b)
................. 12,953 735,083
1,459,636
Insurance — 2.0%
Abacus Global Management, Inc.
(a)
......... 4,579 26,238
Ambac Financial Group, Inc.
(a)
............ 5,408 45,103
American Coastal Insurance Corp. ......... 3,236 36,858
American Integrity Insurance Group, Inc.
(a)
.... 891 19,878
AMERISAFE, Inc. .................... 2,367 103,769
Aspen Insurance Holdings Ltd. , Class A
(a) (b)
... 2,148 78,853

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Ategrity Specialty Holdings LLC
(a)
.......... 515 $ 10,182
Baldwin Insurance Group, Inc. (The) , Class A
(a)
. 8,916 251,520
Bowhead Specialty Holdings, Inc.
(a)
......... 1,957 52,917
Citizens, Inc. , Class A
(a) (b)
............... 5,615 29,479
CNO Financial Group, Inc. ............... 12,299 486,425
Crawford & Co. , Class A ................ 2,314 24,760
Donegal Group, Inc. , Class A ............. 2,120 41,107
eHealth, Inc.
(a)
....................... 3,726 16,059
Employers Holdings, Inc. ................ 2,887 122,640
F&G Annuities & Life, Inc. ............... 2,848 89,057
Fidelis Insurance Holdings Ltd. ............ 7,795 141,479
Genworth Financial, Inc. , Class A
(a)
......... 51,866 461,607
GoHealth, Inc. , Class A
(a)
................ 535 2,579
Goosehead Insurance, Inc. , Class A ........ 3,024 225,046
Greenlight Capital Re Ltd. , Class A
(a)
........ 3,500 44,450
Hamilton Insurance Group Ltd. , Class B
(a)
.... 5,883 145,898
HCI Group, Inc. ...................... 1,311 251,620
Heritage Insurance Holdings, Inc.
(a)
......... 2,937 73,954
Hippo Holdings, Inc.
(a)
.................. 2,160 78,106
Horace Mann Educators Corp. ............ 5,090 229,915
Investors Title Co. .................... 225 60,262
James River Group Holdings Ltd. .......... 5,434 30,159
Kestrel Group Ltd.
(b)
................... 502 13,710
Kingstone Cos., Inc. ................... 1,446 21,256
Kingsway Financial Services, Inc.
(a)
......... 2,826 41,316
Lemonade, Inc.
(a)
..................... 7,055 377,654
MBIA, Inc.
(a)
........................ 5,844 43,538
Mercury General Corp. ................. 3,408 288,930
NI Holdings, Inc.
(a)
.................... 1,275 17,289
Oscar Health, Inc. , Class A
(a)
............. 24,393 461,759
Palomar Holdings, Inc.
(a)
................ 3,352 391,346
ProAssurance Corp.
(a)
.................. 6,469 155,191
Root, Inc. , Class A
(a)
................... 1,457 130,416
Safety Insurance Group, Inc. ............. 1,839 129,999
Selective Insurance Group, Inc. ........... 7,651 620,267
Selectquote, Inc.
(a)
.................... 15,945 31,252
SiriusPoint Ltd.
(a)
..................... 8,656 156,587
Skyward Specialty Insurance Group, Inc.
(a)
.... 4,458 212,022
Slide Insurance Holdings, Inc.
(a)
........... 2,793 44,088
Stewart Information Services Corp. ......... 3,463 253,907
Tiptree, Inc. ........................ 3,216 61,651
Trupanion, Inc.
(a)
..................... 4,706 203,676
United Fire Group, Inc. ................. 2,555 77,723
Universal Insurance Holdings, Inc. ......... 3,230 84,949
6,998,446
Interactive Media & Services — 0.6%
Angi, Inc.
(a)
......................... 4,888 79,479
Arena Group Holdings, Inc. (The)
(a)
......... 1,591 8,703
Bumble, Inc. , Class A
(a)
................. 8,704 53,007
Cargurus, Inc. , Class A
(a)
................ 10,460 389,426
Cars.com, Inc.
(a)
...................... 7,432 90,819
EverQuote, Inc. , Class A
(a)
............... 3,582 81,920
fuboTV, Inc.
(a) (b)
...................... 42,107 174,744
Getty Images Holdings, Inc. , Class A
(a) (b)
..... 12,471 24,693
Grindr, Inc.
(a)
........................ 4,193 62,979
MediaAlpha, Inc. , Class A
(a)
.............. 4,051 46,100
Nextdoor Holdings, Inc. , Class A
(a)
......... 28,007 58,535
QuinStreet, Inc.
(a)
..................... 6,798 105,165
Rumble, Inc. , Class A
(a) (b)
................ 13,068 94,612
Shutterstock, Inc.
(b)
.................... 3,050 63,593
Teads Holding Co.
(a)
................... 4,636 7,649
Travelzoo
(a)
......................... 790 7,766
TripAdvisor, Inc.
(a)
.................... 14,694 238,924
TrueCar, Inc.
(a)
....................... 9,635 17,728
Vimeo, Inc.
(a)
........................ 18,764 145,421
Security
Shares
Shares Value
Interactive Media & Services (continued)
Webtoon Entertainment, Inc.
(a) (b)
........... 2,457 $ 47,690
Yelp, Inc.
(a)
......................... 7,918 247,042
Ziff Davis, Inc.
(a)
...................... 5,206 198,349
ZipRecruiter, Inc. , Class A
(a)
.............. 9,369 39,537
2,283,881
IT Services — 0.6%
Applied Digital Corp.
(a) (b)
................ 26,935 617,889
ASGN, Inc.
(a)
........................ 5,392 255,311
Backblaze, Inc. , Class A
(a)
............... 6,906 64,088
BigBear.ai Holdings, Inc.
(a)
............... 36,696 239,258
Commerce.com, Inc.
(a)
................. 9,451 47,160
Crexendo, Inc.
(a)
..................... 1,771 11,512
CSP, Inc. .......................... 853 9,852
DigitalOcean Holdings, Inc.
(a)
............. 8,555 292,239
Fastly, Inc. , Class A
(a)
.................. 17,694 151,284
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 8,009 61,749
Hackett Group, Inc. (The) ............... 3,213 61,079
Information Services Group, Inc. ........... 4,310 24,782
Rackspace Technology, Inc.
(a)
............ 13,895 19,592
TSS, Inc.
(a)
......................... 2,310 41,834
Tucows, Inc. , Class A
(a) (b)
................ 816 15,141
Unisys Corp.
(a)
....................... 7,794 30,397
VTEX , Class A
(a)
..................... 7,234 31,685
1,974,852
Leisure Products — 0.5%
Acushnet Holdings Corp.
(b)
.............. 3,340 262,157
American Outdoor Brands, Inc.
(a)
.......... 1,483 12,872
Clarus Corp. ........................ 2,888 10,108
Escalade, Inc.
(b)
...................... 1,553 19,521
Funko, Inc. , Class A
(a)
.................. 3,467 11,926
JAKKS Pacific, Inc. ................... 1,287 24,105
Johnson Outdoors, Inc. , Class A ........... 635 25,648
Latham Group, Inc.
(a)
.................. 5,052 38,446
Malibu Boats, Inc. , Class A
(a)
............. 2,472 80,216
Marine Products Corp. ................. 798 7,078
MasterCraft Boat Holdings, Inc.
(a)
.......... 2,195 47,105
Outdoor Holding Co.
(a) (b)
................ 10,187 15,077
Peloton Interactive, Inc. , Class A
(a)
......... 46,666 419,994
Polaris, Inc.
(b)
....................... 6,793 394,877
Smith & Wesson Brands, Inc. ............. 5,641 55,451
Sturm Ruger & Co., Inc. ................ 2,061 89,592
Topgolf Callaway Brands Corp.
(a)
.......... 16,730 158,935
1,673,108
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. , Class A
(a)
............ 13,402 156,669
Adaptive Biotechnologies Corp.
(a)
.......... 18,941 283,357
Alpha Teknova, Inc.
(a)
.................. 1,777 11,000
Atlantic International Corp.
(a) (b)
............ 2,555 7,793
Azenta, Inc.
(a)
....................... 5,217 149,832
BioLife Solutions, Inc.
(a)
................. 4,822 123,009
Codexis, Inc.
(a)
....................... 9,953 24,285
CryoPort, Inc.
(a)
...................... 6,582 62,397
Cytek Biosciences, Inc.
(a)
................ 14,912 51,745
Fortrea Holdings, Inc.
(a)
................. 11,644 98,043
Ginkgo Bioworks Holdings, Inc.
(a)
.......... 4,966 72,404
Lifecore Biomedical, Inc.
(a)
............... 4,015 29,550
Maravai LifeSciences Holdings, Inc. , Class A
(a)
. 13,450 38,602
MaxCyte, Inc.
(a)
...................... 13,119 20,728
Mesa Laboratories, Inc.
(b)
............... 679 45,500
Niagen Bioscience, Inc.
(a)
............... 6,647 62,017
OmniAb, Inc.
(a)
....................... 11,395 18,232
Pacific Biosciences of California, Inc.
(a) (b)
..... 36,058 46,154
Personalis, Inc.
(a) (b)
.................... 6,394 41,689

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Quanterix Corp.
(a) (b)
................... 4,455 $ 24,191
Quantum-Si, Inc. , Class A
(a) (b)
............. 19,483 27,471
Standard BioTools, Inc.
(a)
................ 37,724 49,041
1,443,709
Machinery — 3.8%
3D Systems Corp.
(a) (b)
.................. 16,298 47,264
Aebi Schmidt Holding AG ............... 4,518 56,339
AirJoule Technologies Corp.
(a)
............ 2,546 11,941
Alamo Group, Inc. .................... 1,307 249,506
Albany International Corp. , Class A ......... 3,787 201,847
Astec Industries, Inc.
(b)
................. 2,947 141,839
Atmus Filtration Technologies, Inc. ......... 10,506 473,715
Blue Bird Corp.
(a)
..................... 4,039 232,444
Chart Industries, Inc.
(a)
................. 5,671 1,135,051
Columbus McKinnon Corp. .............. 3,590 51,481
Douglas Dynamics, Inc. ................ 2,910 90,967
Eastern Co. (The) .................... 636 14,921
Energy Recovery, Inc.
(a)
................ 6,563 101,201
Enerpac Tool Group Corp. , Class A ......... 6,898 282,818
Enpro, Inc.
(b)
........................ 2,647 598,222
ESCO Technologies, Inc. ............... 3,291 694,763
Federal Signal Corp.
(b)
................. 7,540 897,185
Franklin Electric Co., Inc. ............... 4,887 465,242
Gencor Industries, Inc.
(a)
................ 1,043 15,259
Gorman-Rupp Co. (The) ................ 2,455 113,937
Graham Corp.
(a)
...................... 1,262 69,284
Greenbrier Cos., Inc. (The) .............. 3,749 173,091
Helios Technologies, Inc. ................ 4,094 213,420
Hillenbrand, Inc. ..................... 8,837 238,952
Hillman Solutions Corp.
(a)
............... 25,119 230,592
Hyster-Yale, Inc. , Class A ............... 1,387 51,125
JBT Marel Corp. ..................... 6,602 927,251
Kadant, Inc.
(b)
....................... 1,489 443,097
Kennametal, Inc. ..................... 9,445 197,684
L B Foster Co. , Class A
(a)
................ 1,130 30,453
Lindsay Corp. ....................... 1,360 191,162
Luxfer Holdings plc ................... 3,156 43,868
Manitowoc Co., Inc. (The)
(a)
.............. 4,179 41,832
Mayville Engineering Co., Inc.
(a)
........... 2,024 27,850
Microvast Holdings, Inc.
(a) (b)
.............. 25,127 96,739
Miller Industries, Inc. .................. 1,407 56,871
Mueller Water Products, Inc. , Class A ....... 19,708 502,948
Omega Flex, Inc. ..................... 375 11,694
Palladyne AI Corp.
(a)
................... 3,240 27,832
Park-Ohio Holdings Corp. ............... 1,037 22,026
Proto Labs, Inc.
(a)
..................... 2,889 144,537
REV Group, Inc. ..................... 6,170 349,654
Richtech Robotics, Inc. , Class B
(a)
.......... 8,747 37,525
SPX Technologies, Inc.
(a)
................ 6,036 1,127,404
Standex International Corp.
(b)
............. 1,489 315,519
Tennant Co. ........................ 2,382 193,085
Terex Corp. ......................... 8,099 415,479
Titan International, Inc.
(a) (b)
............... 6,123 46,290
Trinity Industries, Inc. .................. 10,314 289,205
Wabash National Corp. ................. 5,616 55,430
Watts Water Technologies, Inc. , Class A
(b)
.... 3,442 961,282
Worthington Enterprises, Inc. ............. 3,982 220,961
13,630,084
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.
(a)
......... 1,116 16,037
Costamare, Inc. ...................... 5,584 66,506
Genco Shipping & Trading Ltd. ............ 4,325 76,985
Himalaya Shipping Ltd.
(b)
................ 3,197 26,311
Matson, Inc. ........................ 4,062 400,473
Security
Shares
Shares Value
Marine Transportation (continued)
Pangaea Logistics Solutions Ltd. .......... 3,751 $ 19,055
Safe Bulkers, Inc. .................... 7,394 32,829
638,196
Media — 1.0%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 13,544 20,722
Altice USA, Inc. , Class A
(a)
............... 32,956 79,424
AMC Networks, Inc. , Class A
(a)
............ 3,986 32,845
Boston Omaha Corp. , Class A
(a) (b)
.......... 2,765 36,166
Cable One, Inc. ...................... 643 113,843
EchoStar Corp. , Class A
(a) (b)
.............. 16,999 1,298,044
Emerald Holding, Inc.
(b)
................. 2,004 10,200
Entravision Communications Corp. , Class A ... 8,024 18,696
EW Scripps Co. (The) , Class A
(a) (b)
......... 10,041 24,701
Gambling.com Group Ltd.
(a)
.............. 2,261 18,495
Gannett Co., Inc.
(a)
.................... 18,552 76,620
Gray Media, Inc. ..................... 10,593 61,227
Ibotta, Inc. , Class A
(a)
.................. 1,656 46,120
iHeartMedia, Inc. , Class A
(a)
.............. 13,623 39,098
Integral Ad Science Holding Corp.
(a)
........ 9,150 93,055
John Wiley & Sons, Inc. , Class A .......... 5,217 211,132
Magnite, Inc.
(a)
....................... 17,739 386,355
National CineMedia, Inc. ................ 8,976 40,482
Newsmax, Inc.
(a)
..................... 934 11,582
Nexxen International Ltd.
(a) (b)
............. 4,767 44,095
PubMatic, Inc. , Class A
(a) (b)
............... 5,342 44,232
Scholastic Corp. ..................... 2,553 69,901
Sinclair, Inc. , Class A .................. 4,996 75,440
Stagwell, Inc. , Class A
(a)
................ 14,638 82,412
TechTarget, Inc.
(a)
..................... 3,307 19,214
TEGNA, Inc. ........................ 20,135 409,344
Thryv Holdings, Inc.
(a)
.................. 4,504 54,318
WideOpenWest, Inc.
(a)
................. 6,242 32,209
3,449,972
Metals & Mining — 2.1%
Alpha Metallurgical Resources, Inc.
(a)
....... 1,488 244,166
American Battery Technology Co.
(a)
......... 9,920 48,211
Ascent Industries Co.
(a)
................. 919 11,837
Caledonia Mining Corp. plc .............. 2,296 83,138
Century Aluminum Co.
(a)
................ 6,491 190,576
Coeur Mining, Inc.
(a) (b)
.................. 80,352 1,507,404
Commercial Metals Co. ................. 14,239 815,610
Compass Minerals International, Inc.
(a)
....... 4,214 80,909
Constellium SE , Class A
(a)
............... 18,045 268,510
Contango ORE, Inc.
(a)
.................. 999 24,905
Critical Metals Corp.
(a) (b)
................. 4,565 28,394
Dakota Gold Corp.
(a)
................... 12,039 54,777
Ferroglobe plc ....................... 15,627 71,103
Friedman Industries, Inc. ................ 760 16,640
Hecla Mining Co. ..................... 75,179 909,666
Idaho Strategic Resources, Inc.
(a) (b)
......... 1,560 52,712
Ivanhoe Electric, Inc.
(a) (b)
................ 11,292 141,715
Kaiser Aluminum Corp. ................. 2,013 155,323
Lifezone Metals Ltd.
(a) (b)
................. 4,455 24,413
MAC Copper Ltd. , Class A
(a)
.............. 7,576 92,503
Materion Corp. ...................... 2,603 314,468
Metallus, Inc.
(a)
...................... 4,752 78,551
NioCorp Developments Ltd.
(a)
............. 8,477 56,626
Novagold Resources, Inc.
(a)
.............. 38,001 334,409
Olympic Steel, Inc. .................... 1,066 32,460
Perpetua Resources Corp.
(a)
............. 9,419 190,546
Ramaco Resources, Inc. , Class A
(a)
......... 3,636 120,679
Ryerson Holding Corp. ................. 3,534 80,787
SSR Mining, Inc.
(a)
.................... 25,507 622,881
SunCoke Energy, Inc. .................. 10,374 84,652

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Tredegar Corp.
(a)
..................... 3,463 $ 27,808
United States Antimony Corp.
(a)
........... 11,493 71,257
US Gold Corp.
(a) (b)
.................... 1,363 22,462
Vox Royalty Corp.
(b)
................... 4,327 18,606
Warrior Met Coal, Inc. .................. 6,511 414,360
Worthington Steel, Inc. ................. 4,179 127,000
7,420,064
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
ACRES Commercial Realty Corp.
(a) (b)
....... 732 15,489
Adamas Trust, Inc. .................... 10,974 76,489
Advanced Flower Capital, Inc.
(b)
........... 3,657 14,006
AG Mortgage Investment Trust, Inc. ........ 4,854 35,143
Angel Oak Mortgage REIT, Inc.
(b)
.......... 1,478 13,849
Apollo Commercial Real Estate Finance, Inc. .. 17,780 180,111
Arbor Realty Trust, Inc.
(b)
................ 19,889 242,845
Ares Commercial Real Estate Corp. ........ 6,984 31,498
ARMOUR Residential REIT, Inc.
(b)
......... 13,718 204,947
Blackstone Mortgage Trust, Inc. , Class A
(b)
.... 20,925 385,229
BrightSpire Capital, Inc. , Class A .......... 16,679 90,567
Chicago Atlantic Real Estate Finance, Inc. .... 1,895 24,237
Chimera Investment Corp. ............... 10,218 135,082
Claros Mortgage Trust, Inc.
(a)
............. 11,378 37,775
Dynex Capital, Inc.
(b)
................... 15,950 196,026
Ellington Financial, Inc. ................. 11,497 149,231
Franklin BSP Realty Trust, Inc. ............ 10,429 113,259
Invesco Mortgage Capital, Inc.
(b)
........... 9,056 68,463
KKR Real Estate Finance Trust, Inc. ........ 7,483 67,347
Ladder Capital Corp. , Class A ............ 14,919 162,766
Lument Finance Trust, Inc.
(b)
............. 4,467 9,023
MFA Financial, Inc. .................... 13,889 127,640
Nexpoint Real Estate Finance, Inc.
(b)
........ 1,024 14,520
Orchid Island Capital, Inc.
(b)
.............. 15,246 106,875
PennyMac Mortgage Investment Trust ....... 11,358 139,249
Ready Capital Corp.
(b)
.................. 20,732 80,233
Redwood Trust, Inc. ................... 17,067 98,818
Rithm Property Trust, Inc.
(b)
.............. 4,820 12,146
Seven Hills Realty Trust ................ 1,524 15,713
Sunrise Realty Trust, Inc. ............... 1,489 15,471
TPG RE Finance Trust, Inc. .............. 9,322 79,796
Two Harbors Investment Corp.
(b)
........... 13,155 129,840
3,073,683
Multi-Utilities — 0.4%
Avista Corp. ........................ 9,994 377,873
Black Hills Corp. ..................... 9,046 557,143
Northwestern Energy Group, Inc. .......... 7,672 449,656
Unitil Corp. ......................... 1,938 92,753
1,477,425
Office REITs — 0.7%
Brandywine Realty Trust
(b)
............... 22,481 93,746
City Office REIT, Inc. .................. 5,072 35,301
COPT Defense Properties ............... 14,527 422,155
Douglas Emmett, Inc.
(b)
................. 16,223 252,592
Easterly Government Properties, Inc. ....... 5,065 116,140
Empire State Realty Trust, Inc. , Class A ...... 17,772 136,134
Franklin Street Properties Corp. ........... 12,539 20,062
Hudson Pacific Properties, Inc.
(a)
.......... 46,616 128,660
JBG SMITH Properties
(b)
................ 7,974 177,421
NET Lease Office Properties ............. 1,898 56,295
Paramount Group, Inc.
(a)
................ 23,363 152,794
Peakstone Realty Trust , Class E .......... 4,489 58,896
Piedmont Realty Trust, Inc. , Class A ........ 15,756 141,804
Postal Realty Trust, Inc. , Class A .......... 2,571 40,339
Security
Shares
Shares Value
Office REITs (continued)
SL Green Realty Corp.
(b)
................ 9,162 $ 547,979
2,380,318
Oil, Gas & Consumable Fuels — 3.2%
Ardmore Shipping Corp. ................ 4,295 50,982
Berry Corp. ......................... 9,538 36,054
BKV Corp.
(a)
........................ 2,139 49,475
California Resources Corp. .............. 8,499 451,977
Calumet, Inc.
(a)
...................... 8,695 158,684
Centrus Energy Corp. , Class A
(a)
........... 1,974 612,078
Clean Energy Fuels Corp.
(a)
.............. 20,123 51,917
CNX Resources Corp.
(a)
................ 17,176 551,693
Comstock Resources, Inc.
(a)
.............. 9,387 186,144
Core Natural Resources, Inc. ............. 6,520 544,290
Crescent Energy, Inc. , Class A ............ 22,703 202,511
CVR Energy, Inc.
(a)
.................... 3,952 144,169
Delek US Holdings, Inc. ................ 7,657 247,091
DHT Holdings, Inc. .................... 16,078 192,132
Diversified Energy Co. plc
(c)
.............. 6,924 97,005
Dorian LPG Ltd. ...................... 4,742 141,312
Empire Petroleum Corp.
(a) (b)
.............. 1,716 7,756
Encore Energy Corp.
(a)
................. 22,328 71,673
Energy Fuels, Inc.
(a)
................... 26,994 414,358
Epsilon Energy Ltd. ................... 1,963 9,894
Evolution Petroleum Corp. ............... 3,594 17,323
Excelerate Energy, Inc. , Class A
(b)
.......... 2,963 74,638
FLEX LNG Ltd. ...................... 3,826 96,415
FutureFuel Corp. ..................... 3,620 14,046
Gevo, Inc.
(a) (b)
....................... 28,676 56,205
Golar LNG Ltd. ...................... 12,594 508,924
Granite Ridge Resources, Inc. ............ 6,478 35,046
Green Plains, Inc.
(a)
................... 7,730 67,947
Gulfport Energy Corp.
(a)
................ 1,978 357,978
HighPeak Energy, Inc.
(b)
................ 1,886 13,334
Infinity Natural Resources, Inc. , Class A
(a)
.... 1,964 25,748
International Seaways, Inc. .............. 5,068 233,533
Kinetik Holdings, Inc. , Class A
(b)
........... 5,545 236,993
Kolibri Global Energy, Inc.
(a)
.............. 4,362 24,209
Kosmos Energy Ltd.
(a)
.................. 58,893 97,762
Lightbridge Corp.
(a)
.................... 2,381 50,501
Magnolia Oil & Gas Corp. , Class A ......... 23,537 561,828
Murphy Oil Corp.
(b)
.................... 16,889 479,816
NACCO Industries, Inc. , Class A ........... 471 19,857
Navigator Holdings Ltd. ................. 3,895 60,334
New Fortress Energy, Inc. , Class A
(a) (b)
....... 21,582 47,696
NextDecade Corp.
(a)
................... 16,824 114,235
NextNRG, Inc.
(a)
...................... 3,183 5,825
Nordic American Tankers Ltd.
(b)
........... 25,459 79,941
Northern Oil & Gas, Inc. ................ 12,289 304,767
OPAL Fuels, Inc. , Class A
(a) (b)
............. 3,503 7,707
Par Pacific Holdings, Inc.
(a)
.............. 6,373 225,732
PBF Energy, Inc. , Class A ............... 10,660 321,612
Peabody Energy Corp.
(b)
................ 15,247 404,350
Prairie Operating Co.
(a)
................. 3,309 6,568
PrimeEnergy Resources Corp.
(a)
........... 29 4,844
REX American Resources Corp.
(a)
......... 3,944 120,765
Riley Exploration Permian, Inc. ............ 1,795 48,662
Sable Offshore Corp. , Class A
(a)
........... 9,462 165,207
SandRidge Energy, Inc. ................ 4,152 46,835
Scorpio Tankers, Inc. .................. 5,494 307,939
SFL Corp. Ltd. ....................... 15,267 114,961
SM Energy Co. ...................... 14,617 364,986
Summit Midstream Corp.
(a)
.............. 1,162 23,867
Talos Energy, Inc.
(a)
................... 15,511 148,751
Teekay Corp. Ltd. .................... 7,220 59,060
Teekay Tankers Ltd. , Class A ............. 3,000 151,650

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Uranium Energy Corp.
(a)
................ 53,753 $ 717,065
VAALCO Energy, Inc. .................. 13,518 54,342
Vital Energy, Inc.
(a)
.................... 3,641 61,497
Vitesse Energy, Inc.
(b)
.................. 3,639 84,534
W&T Offshore, Inc.
(b)
.................. 11,854 21,574
World Kinect Corp. .................... 7,029 182,403
XCF Global, Inc. , Class A
(a)
.............. 8,242 10,797
11,461,804
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............... 2,092 43,430
Magnera Corp.
(a)
..................... 4,201 49,236
Sylvamo Corp. ...................... 4,347 192,224
284,890
Passenger Airlines — 0.5%
(a)
Allegiant Travel Co. ................... 1,745 106,044
Frontier Group Holdings, Inc.
(b)
............ 10,778 47,585
JetBlue Airways Corp. .................. 41,135 202,384
Joby Aviation, Inc. , Class A
(b)
............. 57,906 934,603
SkyWest, Inc. ....................... 5,126 515,778
Strata Critical Medical, Inc. , Class A ........ 9,017 45,626
Sun Country Airlines Holdings, Inc. ......... 6,487 76,611
1,928,631
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
........ 15,138 30,125
Edgewell Personal Care Co. ............. 5,506 112,102
FitLife Brands, Inc.
(a) (b)
.................. 746 14,838
Herbalife Ltd.
(a)
...................... 12,593 106,285
Honest Co., Inc. (The)
(a)
................ 12,036 44,292
Interparfums, Inc. ..................... 2,302 226,471
Lifevantage Corp. .................... 1,352 13,155
Medifast, Inc.
(a) (b)
..................... 1,320 18,044
Nature's Sunshine Products, Inc.
(a)
......... 1,964 30,481
Nu Skin Enterprises, Inc. , Class A .......... 6,314 76,968
Olaplex Holdings, Inc.
(a)
................ 17,468 22,883
USANA Health Sciences, Inc.
(a)
........... 1,424 39,231
Waldencast plc , Class A
(a) (b)
.............. 6,975 13,811
748,686
Pharmaceuticals — 2.0%
Aardvark Therapeutics, Inc.
(a)
............. 693 9,210
Aclaris Therapeutics, Inc.
(a)
.............. 11,382 21,626
Alumis, Inc.
(a)
....................... 7,680 30,643
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 18,917 189,359
Amphastar Pharmaceuticals, Inc.
(a)
......... 4,834 128,826
Amylyx Pharmaceuticals, Inc.
(a)
........... 8,759 119,035
ANI Pharmaceuticals, Inc.
(a)
.............. 2,324 212,878
Aquestive Therapeutics, Inc.
(a)
............ 11,776 65,828
Arvinas, Inc.
(a)
....................... 8,075 68,799
Atea Pharmaceuticals, Inc.
(a)
............. 8,884 25,764
Avadel Pharmaceuticals plc , ADR
(a)
......... 10,958 167,329
Axsome Therapeutics, Inc.
(a)
............. 5,117 621,460
BioAge Labs, Inc.
(a)
................... 2,549 14,988
Biote Corp. , Class A
(a)
.................. 3,287 9,861
Collegium Pharmaceutical, Inc.
(a)
.......... 3,957 138,455
CorMedix, Inc.
(a)
...................... 8,980 104,437
Crinetics Pharmaceuticals, Inc.
(a)
.......... 11,369 473,519
Edgewise Therapeutics, Inc.
(a)
............ 8,351 135,453
Enliven Therapeutics, Inc.
(a) (b)
............. 5,103 104,458
Esperion Therapeutics, Inc.
(a)
............. 23,768 62,985
Eton Pharmaceuticals, Inc.
(a)
............. 3,240 70,405
Evolus, Inc.
(a)
....................... 6,956 42,710
EyePoint Pharmaceuticals, Inc.
(a)
.......... 7,126 101,474
Fulcrum Therapeutics, Inc.
(a)
............. 4,981 45,825
Harmony Biosciences Holdings, Inc.
(a)
....... 5,559 153,206
Security
Shares
Shares Value
Pharmaceuticals (continued)
Harrow, Inc.
(a)
....................... 3,876 $ 186,746
Indivior plc
(a)
........................ 15,339 369,823
Innoviva, Inc.
(a)
...................... 7,966 145,380
Journey Medical Corp.
(a) (b)
............... 1,469 10,459
LENZ Therapeutics, Inc.
(a)
............... 1,994 92,881
Ligand Pharmaceuticals, Inc.
(a)
............ 2,423 429,210
Liquidia Corp.
(a)
...................... 8,183 186,081
Maze Therapeutics, Inc.
(a)
............... 2,383 61,791
MBX Biosciences, Inc.
(a)
................ 2,161 37,818
MediWound Ltd.
(a) (b)
................... 981 17,678
Mind Medicine MindMed, Inc.
(a) (b)
.......... 8,963 105,674
Nuvation Bio, Inc. , Class A
(a) (b)
............ 31,551 116,739
Ocular Therapeutix, Inc.
(a)
............... 17,833 208,468
Omeros Corp.
(a) (b)
..................... 7,444 30,520
Pacira BioSciences, Inc.
(a)
............... 5,621 144,853
Phathom Pharmaceuticals, Inc.
(a)
.......... 5,288 62,240
Phibro Animal Health Corp. , Class A ........ 2,474 100,098
Prestige Consumer Healthcare, Inc.
(a)
....... 6,264 390,874
Rapport Therapeutics, Inc.
(a)
............. 2,099 62,340
scPharmaceuticals, Inc.
(a)
............... 5,347 30,317
Septerna, Inc.
(a) (b)
..................... 2,967 55,809
SIGA Technologies, Inc.
(b)
............... 5,290 48,404
Supernus Pharmaceuticals, Inc.
(a)
.......... 6,858 327,744
Tarsus Pharmaceuticals, Inc.
(a)
............ 4,906 291,564
Terns Pharmaceuticals, Inc.
(a)
............. 8,814 66,193
Theravance Biopharma, Inc.
(a)
............ 4,390 64,094
Third Harmonic Bio, Inc.
(a) (d)
.............. 4,153 125
Trevi Therapeutics, Inc.
(a)
............... 11,294 103,340
Tvardi Therapeutics, Inc.
(a)
............... 429 16,718
WaVe Life Sciences Ltd.
(a) (b)
.............. 14,213 104,039
Xeris Biopharma Holdings, Inc.
(a)
.......... 19,903 162,010
Zevra Therapeutics, Inc.
(a)
............... 6,812 64,782
7,213,345
Professional Services — 1.9%
Acuren Corp.
(a)
...................... 21,168 281,746
Alight, Inc. , Class A ................... 54,677 178,247
Asure Software, Inc.
(a)
.................. 3,370 27,634
Barrett Business Services, Inc. ............ 3,240 143,597
BlackSky Technology, Inc. , Class A
(a)
........ 3,652 73,588
CBIZ, Inc.
(a)
......................... 6,106 323,374
Conduent, Inc.
(a)
..................... 19,839 55,549
CRA International, Inc. ................. 841 175,374
CSG Systems International, Inc.
(b)
.......... 3,637 234,150
Exponent, Inc. ....................... 6,423 446,270
First Advantage Corp.
(a) (b)
............... 9,989 153,731
Forrester Research, Inc.
(a)
............... 1,441 15,275
Franklin Covey Co.
(a)
.................. 1,424 27,640
Heidrick & Struggles International, Inc. ...... 2,512 125,022
HireQuest, Inc. ...................... 623 5,993
Huron Consulting Group, Inc.
(a)
............ 2,164 317,610
IBEX Holdings Ltd.
(a)
................... 1,311 53,122
ICF International, Inc. .................. 2,347 217,802
Innodata, Inc.
(a) (b)
..................... 3,847 296,488
Insperity, Inc. ........................ 4,522 222,482
Kelly Services, Inc. , Class A .............. 4,094 53,713
Kforce, Inc. ......................... 2,315 69,404
Korn Ferry ......................... 6,482 453,610
Legalzoom.com, Inc.
(a)
................. 15,072 156,447
Maximus, Inc. ....................... 7,099 648,636
Mistras Group, Inc.
(a)
.................. 2,441 24,019
Planet Labs PBC , Class A
(a)
.............. 29,360 381,093
RCM Technologies, Inc.
(a)
............... 588 15,611
Resolute Holdings Management, Inc.
(a)
...... 576 41,558
Resources Connection, Inc. .............. 4,061 20,508
Skillsoft Corp. , Class A
(a) (b)
............... 632 8,229

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Spire Global, Inc. , Class A
(a) (b)
............ 3,753 $ 41,245
TriNet Group, Inc. .................... 3,793 253,714
TrueBlue, Inc.
(a)
...................... 3,719 22,798
TTEC Holdings, Inc.
(a) (b)
................. 2,622 8,810
Upwork, Inc.
(a)
....................... 15,370 285,421
Verra Mobility Corp. , Class A
(a)
............ 20,066 495,630
Willdan Group, Inc.
(a)
.................. 1,729 167,177
WNS Holdings Ltd.
(a)
.................. 4,726 360,452
6,882,769
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(a)
.......... 667 11,159
Anywhere Real Estate, Inc.
(a)
............. 12,829 135,859
Compass, Inc. , Class A
(a)
................ 59,163 475,079
Cushman & Wakefield plc
(a)
.............. 19,001 302,496
Douglas Elliman, Inc.
(a)
................. 9,325 26,670
eXp World Holdings, Inc.
(b)
............... 11,213 119,531
Forestar Group, Inc.
(a)
.................. 2,495 66,342
FRP Holdings, Inc.
(a)
................... 1,722 41,948
Kennedy-Wilson Holdings, Inc. ............ 15,376 127,928
Marcus & Millichap, Inc. ................ 3,004 88,167
Maui Land & Pineapple Co., Inc.
(a)
......... 771 14,371
Newmark Group, Inc. , Class A ............ 19,645 366,379
RE/MAX Holdings, Inc. , Class A
(a)
.......... 2,229 21,019
Real Brokerage, Inc. (The)
(a)
............. 14,314 59,833
RMR Group, Inc. (The) , Class A ........... 1,933 30,406
Seaport Entertainment Group, Inc.
(a)
........ 896 20,536
St. Joe Co. (The) ..................... 4,859 240,423
Stratus Properties, Inc.
(a)
................ 685 14,495
Tejon Ranch Co.
(a)
.................... 2,811 44,920
Transcontinental Realty Investors, Inc.
(a)
..... 183 8,442
2,216,003
Residential REITs — 0.4%
Apartment Investment & Management Co. , Class
A
(b)
............................ 17,116 135,730
BRT Apartments Corp. ................. 1,549 24,257
Centerspace ........................ 2,088 122,983
Clipper Realty, Inc. .................... 1,016 3,861
Elme Communities .................... 11,202 188,866
Independence Realty Trust, Inc.
(b)
.......... 29,494 483,407
NexPoint Residential Trust, Inc. ........... 2,785 89,733
UMH Properties, Inc. .................. 9,916 147,252
Veris Residential, Inc. .................. 9,816 149,203
1,345,292
Retail REITs — 1.2%
Acadia Realty Trust
(b)
.................. 16,971 341,966
Alexander's, Inc. ..................... 265 62,140
CBL & Associates Properties, Inc. .......... 2,461 75,257
Curbline Properties Corp.
(b)
.............. 12,376 275,985
FrontView REIT, Inc. ................... 2,575 35,303
Getty Realty Corp. .................... 6,655 178,554
InvenTrust Properties Corp. .............. 10,143 290,293
Kite Realty Group Trust ................. 28,126 627,210
Macerich Co. (The)
(b)
.................. 32,355 588,861
NETSTREIT Corp.
(b)
................... 11,637 210,164
Phillips Edison & Co., Inc. ............... 16,024 550,104
Saul Centers, Inc. .................... 1,435 45,733
SITE Centers Corp. ................... 6,998 63,052
Tanger, Inc. ......................... 14,224 481,340
Urban Edge Properties ................. 15,870 324,859
Whitestone REIT ..................... 6,072 74,564
4,225,385
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 3.5%
ACM Research, Inc. , Class A
(a)
............ 6,408 $ 250,745
Aehr Test Systems
(a)
................... 3,510 105,686
Aeluma, Inc.
(a) (b)
...................... 998 16,068
Alpha & Omega Semiconductor Ltd.
(a)
....... 3,273 91,513
Ambarella, Inc.
(a)
..................... 5,165 426,216
Ambiq Micro, Inc.
(a)
.................... 526 15,738
Atomera, Inc.
(a) (b)
..................... 3,717 16,429
Axcelis Technologies, Inc.
(a)
.............. 4,033 393,782
Blaize Holdings, Inc.
(a)
.................. 8,560 29,532
CEVA, Inc.
(a)
........................ 3,008 79,441
Cohu, Inc.
(a)
........................ 5,871 119,357
Credo Technology Group Holding Ltd.
(a)
...... 18,636 2,713,588
Diodes, Inc.
(a)
....................... 5,719 304,308
FormFactor, Inc.
(a)
.................... 9,653 351,562
Ichor Holdings Ltd.
(a)
................... 4,120 72,182
Impinj, Inc.
(a)
........................ 3,289 594,487
indie Semiconductor, Inc. , Class A
(a) (b)
....... 24,564 99,976
Kopin Corp.
(a) (b)
...................... 18,886 45,893
Kulicke & Soffa Industries, Inc. ............ 6,379 259,243
MaxLinear, Inc.
(a)
..................... 9,948 159,964
Navitas Semiconductor Corp.
(a) (b)
.......... 17,203 124,206
NVE Corp. ......................... 528 34,463
PDF Solutions, Inc.
(a)
.................. 3,795 97,987
Penguin Solutions, Inc.
(a)
................ 6,565 172,528
Photronics, Inc.
(a)
..................... 7,361 168,935
Power Integrations, Inc. ................ 7,083 284,807
Rambus, Inc.
(a) (b)
..................... 13,575 1,414,515
Rigetti Computing, Inc.
(a)
................ 40,118 1,195,115
Semtech Corp.
(a)
..................... 10,965 783,449
Silicon Laboratories, Inc.
(a)
............... 4,095 536,977
SiTime Corp.
(a) (b)
..................... 2,671 804,799
SkyWater Technology, Inc.
(a) (b)
............ 3,449 64,358
Synaptics, Inc.
(a)
..................... 4,911 335,618
Ultra Clean Holdings, Inc.
(a)
.............. 5,587 152,246
Veeco Instruments, Inc.
(a)
............... 7,046 214,410
12,530,123
Software — 6.4%
8x8, Inc.
(a)
.......................... 15,721 33,329
A10 Networks, Inc. .................... 8,852 160,664
ACI Worldwide, Inc.
(a)
.................. 13,313 702,527
Adeia, Inc. ......................... 13,980 234,864
Agilysys, Inc.
(a)
...................... 3,273 344,483
Airship AI Holdings, Inc. , Class A
(a) (b)
........ 2,922 15,107
Alarm.com Holdings, Inc.
(a)
.............. 6,043 320,762
Alkami Technology, Inc.
(a) (b)
.............. 8,619 214,096
Amplitude, Inc. , Class A
(a)
............... 11,011 118,038
Appian Corp. , Class A
(a) (b)
............... 4,809 147,011
Arteris, Inc.
(a) (b)
....................... 3,447 34,815
Asana, Inc. , Class A
(a)
.................. 10,794 144,208
AudioEye, Inc.
(a)
...................... 894 12,391
AvePoint, Inc. , Class A
(a) (b)
............... 16,852 252,949
Bit Digital, Inc.
(a)
...................... 39,519 118,557
Bitdeer Technologies Group , Class A
(a)
...... 11,394 194,723
Blackbaud, Inc.
(a)
..................... 4,854 312,161
BlackLine, Inc.
(a)
..................... 6,477 343,929
Blend Labs, Inc. , Class A
(a)
.............. 26,172 95,528
Box, Inc. , Class A
(a)
................... 17,745 572,631
Braze, Inc. , Class A
(a)
.................. 10,009 284,656
C3.ai, Inc. , Class A
(a) (b)
................. 15,335 265,909
Cerence, Inc.
(a)
...................... 4,959 61,789
Cipher Mining, Inc.
(a) (b)
.................. 33,705 424,346
Cleanspark, Inc.
(a) (b)
................... 35,363 512,764
Clear Secure, Inc. , Class A .............. 10,519 351,124
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 31,170 561,683
Commvault Systems, Inc.
(a)
.............. 5,595 1,056,224

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Consensus Cloud Solutions, Inc.
(a)
......... 2,488 $ 73,073
Core Scientific, Inc.
(a) (b)
................. 35,743 641,229
CoreCard Corp.
(a)
..................... 684 18,413
CS Disco, Inc.
(a)
...................... 2,426 15,672
Daily Journal Corp.
(a)
.................. 156 72,562
Digimarc Corp.
(a) (b)
.................... 1,803 17,615
Digital Turbine, Inc.
(a)
.................. 13,353 85,459
Domo, Inc. , Class B
(a)
.................. 4,198 66,496
D-Wave Quantum, Inc.
(a) (b)
............... 38,759 957,735
eGain Corp.
(a)
....................... 2,947 25,668
EverCommerce, Inc.
(a) (b)
................ 1,604 17,853
Expensify, Inc. , Class A
(a)
............... 7,474 13,827
Five9, Inc.
(a)
........................ 9,683 234,329
Freshworks, Inc. , Class A
(a)
.............. 25,641 301,795
Hut 8 Corp.
(a)
........................ 11,972 416,745
I3 Verticals, Inc. , Class A
(a)
............... 2,982 96,796
Intapp, Inc.
(a)
........................ 7,025 287,323
InterDigital, Inc.
(b)
..................... 3,265 1,127,176
Jamf Holding Corp.
(a)
.................. 8,663 92,694
Kaltura, Inc.
(a)
....................... 9,241 13,307
Life360, Inc.
(a)
....................... 2,033 216,108
LiveRamp Holdings, Inc.
(a) (b)
.............. 8,187 222,195
MARA Holdings, Inc.
(a)
................. 46,678 852,340
Mercurity Fintech Holding, Inc.
(a) (b)
.......... 4,022 98,861
Meridianlink, Inc.
(a)
.................... 4,112 81,952
Mitek Systems, Inc.
(a)
.................. 5,830 56,959
N-able, Inc.
(a)
........................ 9,175 71,565
NCR Voyix Corp.
(a)
.................... 17,592 220,780
NextNav, Inc.
(a) (b)
..................... 11,120 159,016
ON24, Inc.
(a)
........................ 5,120 29,286
OneSpan, Inc. ....................... 4,316 68,581
Ooma, Inc.
(a) (b)
....................... 2,827 33,896
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 5,802 172,261
PagerDuty, Inc.
(a)
..................... 10,819 178,730
PAR Technology Corp.
(a)
................ 5,078 200,987
Porch Group, Inc.
(a)
................... 10,406 174,613
Progress Software Corp.
(a) (b)
.............. 5,406 237,486
PROS Holdings, Inc.
(a)
................. 5,785 132,534
Q2 Holdings, Inc.
(a)
.................... 7,873 569,926
Qualys, Inc.
(a)
....................... 4,551 602,234
Rapid7, Inc.
(a)
....................... 8,199 153,731
Red Violet, Inc. ...................... 1,517 79,263
ReposiTrak, Inc.
(b)
.................... 1,417 21,000
Rezolve AI plc
(a) (b)
..................... 18,252 90,895
Rimini Street, Inc.
(a)
................... 6,637 31,061
Riot Platforms, Inc.
(a) (b)
................. 43,871 834,865
Sapiens International Corp. NV ........... 3,805 163,615
SEMrush Holdings, Inc. , Class A
(a)
......... 5,831 41,284
Silvaco Group, Inc.
(a)
.................. 704 3,809
SoundHound AI, Inc. , Class A
(a)
........... 45,966 739,133
SoundThinking, Inc.
(a)
.................. 1,052 12,687
Sprinklr, Inc. , Class A
(a)
................. 14,392 111,106
Sprout Social, Inc. , Class A
(a)
............. 6,686 86,383
SPS Commerce, Inc.
(a)
................. 4,814 501,330
Synchronoss Technologies, Inc.
(a)
.......... 1,560 9,485
Telos Corp.
(a)
........................ 7,127 48,749
Tenable Holdings, Inc.
(a)
................ 15,123 440,987
Terawulf, Inc.
(a) (b)
..................... 35,674 407,397
Varonis Systems, Inc.
(a)
................. 13,943 801,304
Verint Systems, Inc.
(a)
.................. 7,812 158,193
Vertex, Inc. , Class A
(a)
.................. 8,215 203,650
Viant Technology, Inc. , Class A
(a)
........... 1,929 16,647
Weave Communications, Inc.
(a)
........... 7,390 49,365
WM Technology, Inc. , Class A
(a)
........... 10,370 12,029
Workiva, Inc. , Class A
(a)
................. 6,347 546,350
Security
Shares
Shares Value
Software (continued)
Xperi, Inc.
(a)
......................... 5,605 $ 36,320
Yext, Inc.
(a)
......................... 13,122 111,799
Zeta Global Holdings Corp. , Class A
(a)
....... 23,297 462,911
23,022,693
Specialized REITs — 0.4%
Farmland Partners, Inc.
(b)
............... 5,051 54,955
Four Corners Property Trust, Inc. .......... 12,802 312,369
Gladstone Land Corp.
(b)
................ 4,336 39,717
Outfront Media, Inc. ................... 18,084 331,299
PotlatchDeltic Corp.
(b)
.................. 9,812 399,839
Safehold, Inc. ....................... 7,214 111,745
Smartstop Self Storage REIT, Inc.
(b)
........ 3,830 144,161
1,394,085
Specialty Retail — 2.3%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 3,249 14,945
Abercrombie & Fitch Co. , Class A
(a)
......... 5,979 511,503
Academy Sports & Outdoors, Inc. .......... 8,274 413,866
Advance Auto Parts, Inc.
(b)
............... 7,592 466,149
American Eagle Outfitters, Inc. ............ 20,423 349,438
America's Car-Mart, Inc.
(a)
............... 950 27,750
Arhaus, Inc. , Class A
(a) (b)
................ 6,435 68,404
Arko Corp. ......................... 9,829 44,919
Asbury Automotive Group, Inc.
(a) (b)
.......... 2,479 605,992
BARK, Inc. , Class A
(a) (b)
................. 9,042 7,512
Barnes & Noble Education, Inc.
(a)
.......... 1,868 18,587
Bed Bath & Beyond, Inc.
(a)
............... 6,978 68,315
Boot Barn Holdings, Inc.
(a)
............... 3,893 645,148
Buckle, Inc. (The) .................... 3,886 227,953
Build-A-Bear Workshop, Inc. ............. 1,508 98,337
Caleres, Inc. ........................ 4,365 56,920
Camping World Holdings, Inc. , Class A ...... 7,684 121,330
Citi Trends, Inc.
(a)
..................... 649 20,138
Designer Brands, Inc. , Class A
(b)
........... 5,032 17,813
Envela Corp.
(a)
....................... 1,420 11,090
EVgo, Inc. , Class A
(a) (b)
................. 16,348 77,326
Genesco, Inc.
(a)
...................... 1,236 35,832
Group 1 Automotive, Inc. ................ 1,594 697,391
Haverty Furniture Cos., Inc. .............. 1,754 38,465
J Jill, Inc. .......................... 820 14,063
Lands' End, Inc.
(a)
.................... 1,728 24,365
MarineMax, Inc.
(a)
..................... 2,368 59,981
Monro, Inc. ......................... 3,863 69,418
National Vision Holdings, Inc.
(a) (b)
.......... 9,906 289,156
ODP Corp. (The)
(a)
.................... 3,548 98,812
OneWater Marine, Inc. , Class A
(a)
.......... 1,610 25,502
Petco Health & Wellness Co., Inc.
(a)
........ 10,577 40,933
RealReal, Inc. (The)
(a)
.................. 12,287 130,611
Revolve Group, Inc. , Class A
(a)
............ 5,141 109,503
Sally Beauty Holdings, Inc.
(a)
............. 12,910 210,175
Shoe Carnival, Inc. .................... 2,259 46,965
Signet Jewelers Ltd.
(b)
.................. 5,033 482,765
Sleep Number Corp.
(a) (b)
................ 2,585 18,147
Sonic Automotive, Inc. , Class A ........... 1,880 143,049
Stitch Fix, Inc. , Class A
(a)
................ 12,732 55,384
ThredUp, Inc. , Class A
(a)
................ 11,523 108,892
Tile Shop Holdings, Inc.
(a)
............... 4,225 25,561
Torrid Holdings, Inc.
(a)
.................. 3,244 5,677
Upbound Group, Inc. .................. 6,802 160,731
Urban Outfitters, Inc.
(a)
................. 7,671 547,940
Victoria's Secret & Co.
(a)
................ 8,696 236,009
Warby Parker, Inc. , Class A
(a)
............. 12,473 344,005
Winmark Corp. ...................... 364 181,188

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Zumiez, Inc.
(a)
....................... 1,763 $ 34,572
8,108,527
Technology Hardware, Storage & Peripherals — 0.8%
CompoSecure, Inc. , Class A
(a)
............ 5,594 116,467
Corsair Gaming, Inc.
(a)
................. 5,976 53,306
CPI Card Group, Inc.
(a)
................. 806 12,203
Diebold Nixdorf, Inc.
(a)
.................. 3,359 191,564
Eastman Kodak Co.
(a) (b)
................. 8,690 55,703
Immersion Corp. ..................... 4,029 29,573
IonQ, Inc.
(a) (b)
........................ 34,741 2,136,572
Quantum Computing, Inc.
(a) (b)
............. 16,789 309,085
Turtle Beach Corp.
(a)
................... 1,960 31,164
Xerox Holdings Corp.
(b)
................. 14,782 55,580
2,991,217
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(a)
.................. 14,758 293,979
Carter's, Inc. ........................ 4,554 128,514
Ermenegildo Zegna NV
(b)
............... 7,848 74,164
Figs, Inc. , Class A
(a)
................... 11,341 75,871
G-III Apparel Group Ltd.
(a)
............... 4,946 131,613
Hanesbrands, Inc.
(a) (b)
.................. 44,377 292,444
Kontoor Brands, Inc. ................... 6,993 557,832
Lakeland Industries, Inc. ................ 1,113 16,472
Movado Group, Inc. ................... 1,997 37,883
Oxford Industries, Inc. ................. 1,893 76,742
Rocky Brands, Inc. .................... 915 27,258
Steven Madden Ltd. ................... 8,721 291,979
Superior Group of Cos., Inc. ............. 1,651 17,699
Wolverine World Wide, Inc. .............. 10,108 277,364
2,299,814
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 2,188 5,601
Turning Point Brands, Inc. ............... 2,148 212,351
Universal Corp. ...................... 3,004 167,834
385,786
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc. , Class A ........ 2,753 19,932
BlueLinx Holdings, Inc.
(a)
................ 1,002 73,226
Boise Cascade Co. ................... 4,731 365,801
Custom Truck One Source, Inc.
(a) (b)
......... 7,030 45,133
Distribution Solutions Group, Inc.
(a)
......... 1,288 38,743
DNOW, Inc.
(a)
....................... 13,097 199,729
DXP Enterprises, Inc.
(a)
................. 1,675 199,442
EVI Industries, Inc. .................... 550 17,386
GATX Corp.
(b)
....................... 4,507 787,824
Global Industrial Co. ................... 1,806 66,226
Herc Holdings, Inc.
(b)
.................. 4,139 482,856
Hudson Technologies, Inc.
(a)
............. 5,098 50,623
Karat Packaging, Inc. .................. 883 22,261
McGrath RentCorp .................... 3,048 357,530
MRC Global, Inc.
(a)
.................... 10,817 155,981
NPK International, Inc.
(a)
................ 9,506 107,513
Rush Enterprises, Inc. , Class A
(b)
.......... 7,556 404,019
Rush Enterprises, Inc. , Class B ........... 1,109 63,679
Titan Machinery, Inc.
(a)
................. 2,427 40,628
Transcat, Inc.
(a)
...................... 1,207 88,352
Willis Lease Finance Corp. .............. 356 48,804
Xometry, Inc. , Class A
(a) (b)
............... 5,422 295,336
3,931,024
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 2,574 25,405
Security
Shares
Shares Value
Water Utilities — 0.3%
American States Water Co. .............. 4,870 $ 357,068
Cadiz, Inc.
(a)
........................ 7,934 37,449
California Water Service Group ........... 7,607 349,085
Consolidated Water Co. Ltd. ............. 1,804 63,645
Global Water Resources, Inc. ............. 1,630 16,789
H2O America ....................... 4,052 197,332
Middlesex Water Co. .................. 2,147 116,196
Pure Cycle Corp.
(a)
.................... 2,785 30,830
York Water Co. (The) .................. 1,683 51,197
1,219,591
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
........................ 9,978 85,711
Spok Holdings, Inc. ................... 2,587 44,626
Telephone & Data Systems, Inc. ........... 12,430 487,753
618,090
Total Common Stocks — 99 .6%
(Cost: $ 265,782,667 ) .............................. 356,066,217
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
........... 1,703 851
Contra Chinook Therape, CVR
(d)
.......... 7,079 1,203
Icosavax, Inc., CVR ................... 3,727 1,155
Oncternal Therapeutics, Inc., CVR
(d)
........ 105 108
Sanofi Aatd, Inc., CVR
(d)
................ 4,257 4,981
8,298
Life Sciences Tools & Services — 0.0%
(a)(d)
OmniAb, Inc., 12.50 Earnout Shares ( Expires
11/02/22 ) ........................ 703 —
OmniAb, Inc., 15.00 Earnout Shares ( Expires
11/03/22 ) ........................ 703 —
—
Total Rights — 0.0%
(Cost: $ 7,248 ) .................................. 8,298
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 202 677
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 677
Total Long-Term Investments — 99.6%
(Cost: $ 265,789,915 ) .............................. 356,075,192

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 16.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(g)
................... 58,064,205 $ 58,093,237
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 1,134,327 1,134,327
Total Short-Term Securities — 16 .5%
(Cost: $ 59,228,698 ) ............................... 59,227,564
Total Investments Before Investments Sold Short — 116 .1%
(Cost: $ 325,018,613 ) .............................. 415,302,756
Investments Sold Short
Common Stocks
Biotechnology — (0.0)%
Ocugen, Inc. ........................ (1,083) (1,765)
Total Common Stocks — (0.0) %
(Proceeds: $ (1,243) ) .............................. (1,765)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (1,243) ) .............................. (1,765)
Total Investments Net of Investments Sold Short — 116 .1%
(Cost: $ 325,017,370 ) .............................. 415,300,991
Liabilities in Excess of Other Assets — (16.1) % ............ (57,733,675)
Net Assets — 100.0% ...............................
$ 357,567,316
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 55,342,077 $ 2,746,527
(a)
$ — $ 1,411 $ 3,222 $ 58,093,237 58,064,205 $ 230,492
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,592,079 — (457,752)
(a)
— — 1,134,327 1,134,327 56,684 —
$ 1,411 $ 3,222 $ 59,227,564 $ 287,176 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 12 12/19/25 $ 1,473 $ (5,122)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 7,047,989 $ — $ — $ 7,047,989
Air Freight & Logistics .................................... 356,146 — — 356,146
Automobile Components .................................. 4,733,973 — — 4,733,973
Automobiles .......................................... 151,656 — — 151,656
Banks ............................................... 35,557,047 — — 35,557,047
Beverages ........................................... 394,506 — — 394,506
Biotechnology ......................................... 26,539,282 — — 26,539,282
Broadline Retail ........................................ 352,114 — — 352,114
Building Products ....................................... 4,900,297 — — 4,900,297
Capital Markets ........................................ 6,167,368 — — 6,167,368
Chemicals ............................................ 5,763,216 — — 5,763,216
Commercial Services & Supplies ............................. 5,529,136 — — 5,529,136
Communications Equipment ................................ 3,098,781 — — 3,098,781
Construction & Engineering ................................ 8,527,001 — — 8,527,001
Construction Materials .................................... 796,845 — — 796,845
Consumer Finance ...................................... 3,492,865 — — 3,492,865
Consumer Staples Distribution & Retail ........................ 1,762,498 — — 1,762,498
Containers & Packaging .................................. 828,285 — — 828,285
Distributors ........................................... 169,391 — — 169,391
Diversified Consumer Services .............................. 5,004,806 — — 5,004,806
Diversified REITs ....................................... 1,950,309 — — 1,950,309
Diversified Telecommunication Services ........................ 1,760,735 — — 1,760,735
Electric Utilities ........................................ 4,395,047 — — 4,395,047
Electrical Equipment ..................................... 8,416,313 — — 8,416,313
Electronic Equipment, Instruments & Components ................. 11,770,374 — — 11,770,374

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

Level 1 Level 2 Level 3 Total
Energy Equipment & Services .............................. $ 5,766,012 $ — $ — $ 5,766,012
Entertainment ......................................... 1,810,606 — — 1,810,606
Financial Services ...................................... 8,593,434 — — 8,593,434
Food Products ......................................... 2,793,211 — — 2,793,211
Gas Utilities ........................................... 3,725,592 — — 3,725,592
Ground Transportation ................................... 1,079,353 — — 1,079,353
Health Care Equipment & Supplies ........................... 8,867,393 — — 8,867,393
Health Care Providers & Services ............................ 11,375,349 — — 11,375,349
Health Care REITs ...................................... 3,508,212 — — 3,508,212
Health Care Technology .................................. 1,440,658 — — 1,440,658
Hotel & Resort REITs .................................... 2,157,117 — — 2,157,117
Hotels, Restaurants & Leisure .............................. 6,392,845 — — 6,392,845
Household Durables ..................................... 6,425,660 — — 6,425,660
Household Products ..................................... 998,475 — — 998,475
Independent Power and Renewable Electricity Producers ............ 834,024 — — 834,024
Industrial Conglomerates .................................. 95,762 — — 95,762
Industrial REITs ........................................ 1,459,636 — — 1,459,636
Insurance ............................................ 6,998,446 — — 6,998,446
Interactive Media & Services ............................... 2,283,881 — — 2,283,881
IT Services ........................................... 1,974,852 — — 1,974,852
Leisure Products ....................................... 1,673,108 — — 1,673,108
Life Sciences Tools & Services .............................. 1,443,709 — — 1,443,709
Machinery ............................................ 13,630,084 — — 13,630,084
Marine Transportation .................................... 638,196 — — 638,196
Media ............................................... 3,449,972 — — 3,449,972
Metals & Mining ........................................ 7,420,064 — — 7,420,064
Mortgage Real Estate Investment Trusts (REITs) .................. 3,073,683 — — 3,073,683
Multi-Utilities .......................................... 1,477,425 — — 1,477,425
Office REITs .......................................... 2,380,318 — — 2,380,318
Oil, Gas & Consumable Fuels ............................... 11,461,804 — — 11,461,804
Paper & Forest Products .................................. 284,890 — — 284,890
Passenger Airlines ...................................... 1,928,631 — — 1,928,631
Personal Care Products .................................. 748,686 — — 748,686
Pharmaceuticals ....................................... 7,213,220 — 125 7,213,345
Professional Services .................................... 6,882,769 — — 6,882,769
Real Estate Management & Development ....................... 2,216,003 — — 2,216,003
Residential REITs ....................................... 1,345,292 — — 1,345,292
Retail REITs .......................................... 4,225,385 — — 4,225,385
Semiconductors & Semiconductor Equipment .................... 12,530,123 — — 12,530,123
Software ............................................. 23,022,693 — — 23,022,693
Specialized REITs ...................................... 1,394,085 — — 1,394,085
Specialty Retail ........................................ 8,108,527 — — 8,108,527
Technology Hardware, Storage & Peripherals .................... 2,991,217 — — 2,991,217
Textiles, Apparel & Luxury Goods ............................ 2,299,814 — — 2,299,814
Tobacco ............................................. 385,786 — — 385,786
Trading Companies & Distributors ............................ 3,931,024 — — 3,931,024
Transportation Infrastructure ............................... 25,405 — — 25,405
Water Utilities ......................................... 1,219,591 — — 1,219,591
Wireless Telecommunication Services ......................... 618,090 — — 618,090
Rights ................................................ — 1,155 7,143 8,298
Warrants .............................................. — 677 — 677
Short-Term Securities
Money Market Funds ...................................... 59,227,564 — — 59,227,564
Liabilities
Investment Sold Short
Common Stocks ......................................... (1,765) — — (1,765)
$ 415,291,891 $ 1,832 $ 7,268 $ 415,300,991
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (5,122) $ — $ — $ (5,122)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Small Cap Index V.I. Fund

Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
REIT Real Estate Investment Trust